                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
PARTNERS INTERNATIONAL SELECT GROWTH FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............   10

Portfolio of Investments...........   12

Statement of Assets and
  Liabilities......................   30

Statement of Operations............   32

Statements of Changes in Net
  Assets...........................   34

Financial Highlights...............   36

Notes to Financial Statements......   43

Approval of Investment Management
  Services Agreement...............   61

Proxy Voting.......................   65

Results of Meeting of
  Shareholders.....................   66




--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Select Growth Fund (the Fund) Class A shares increased 8.20% (excluding sales charge) for the six month period ended April 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) EAFE Growth Index, which rose 4.79% during the same period. Effective May 6, 2010, this benchmark was replaced with the S&P Global ex-U.S. SmallCap Index.

> The Fund underperformed its peer group, as represented by the Lipper
  International Multi-Cap Growth Funds Index, which returned 9.03% during the same period. Effective May 6, 2010, the peer group against which the Fund's performance will be compared is the Lipper International Small-Cap Funds Index.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                  SINCE
                                                                INCEPTION
                          6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   9/28/01
-------------------------------------------------------------------------
RiverSource Partners
  International Select
  Growth Fund Class A
  (excluding sales
  charge)                   +8.20%   +40.79%   -8.41%   +4.46%    +7.20%
-------------------------------------------------------------------------
S&P Global ex-U.S.
  SmallCap Index(1)
  (unmanaged)              +11.14%   +55.47%   -5.79%   +8.40%   +13.86%
-------------------------------------------------------------------------
MSCI EAFE Growth
  Index(2) (unmanaged)      +4.79%   +36.81%   -7.15%   +4.67%    +6.72%
-------------------------------------------------------------------------
Lipper International
  Small-Cap Funds
  Index(3)                 +10.67%   +53.23%   -7.40%   +6.61%   +12.57%
-------------------------------------------------------------------------
Lipper International
  Multi-Cap Growth Funds
  Index(4)                  +9.03%   +42.88%   -5.08%   +7.38%    +8.17%
-------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The S&P Global ex-U.S. SmallCap Index, an unmanaged benchmark, measures the small stock component of the S&P Global-ex U.S. Broad Market Index. The benchmark consists of the bottom 15% of float-adjusted market capitalization stocks within developed and emerging markets globally (excluding the U.S.).
(2) The Morgan Stanley Capital International (MSCI) EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper International Small-Cap Funds Index includes the 30 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(4) The Lipper International Multi-Cap Growth Funds Index includes the 30 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Effective May 6, 2010, the S&P Global ex-U.S. SmallCap Index replaced the MSCI EAFE Growth Index as the Fund's primary benchmark. This change was made by the Fund upon the investment manager's recommendation to the Fund's Board of Directors that the Fund change its comparative index because the new index more closely aligns to the Fund's current investment strategy. Also effective May 6, 2010, the Lipper International Small-Cap Funds Index replaced the Lipper International Multi-Cap Growth Funds Index. After a transition period, the Lipper International Small-Cap Funds Index will be used for purposes of determining the performance incentive adjustment. During a transition period, the Fund's performance will be compared to a 12 month blended index return that

--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


reflects the performance of the Lipper International Small-Cap Funds Index (new index) for the portion of the 12 month performance measurement period beginning with the effective date of the new index and the performance of the Lipper International Multi-Cap Growth Funds Index (prior index) for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the new index.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                  SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  9/28/01)                  +8.20%   +40.79%   -8.41%   +4.46%    +7.20%
-------------------------------------------------------------------------
Class B (inception
  9/28/01)                  +7.86%   +39.97%   -9.09%   +3.68%    +6.40%
-------------------------------------------------------------------------
Class C (inception
  9/28/01)                  +7.89%   +40.08%   -9.05%   +3.73%    +6.41%
-------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +8.46%   +41.81%   -8.02%   +4.96%    +6.28%
-------------------------------------------------------------------------
Class R2 (inception
  8/3/09)                   +8.05%      N/A      N/A      N/A    +12.74%*
-------------------------------------------------------------------------
Class R4 (inception
  9/28/01)                  +8.39%   +41.23%   -8.15%   +4.74%    +7.44%
-------------------------------------------------------------------------
Class R5 (inception
  8/3/09)                   +8.43%      N/A      N/A      N/A    +13.48%*
-------------------------------------------------------------------------

With sales charge
Class A (inception
  9/28/01)                  +1.97%   +32.69%  -10.20%   +3.23%    +6.46%
-------------------------------------------------------------------------
Class B (inception
  9/28/01)                  +2.86%   +34.97%   -9.91%   +3.39%    +6.40%
-------------------------------------------------------------------------
Class C (inception
  9/28/01)                  +6.89%   +39.08%   -9.05%   +3.73%    +6.41%
-------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R4 and Class R5 shares. Class I, Class R2, Class R4 and Class R5 shares are available to qualifying institutional investors only.

* Not annualized


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                       REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Australia                                   5.4%
------------------------------------------------
Belgium                                     0.4%
------------------------------------------------
Bermuda                                      --%*
------------------------------------------------
Brazil                                      2.0%
------------------------------------------------
Canada                                      6.0%
------------------------------------------------
Chile                                       0.3%
------------------------------------------------
China                                       1.9%
------------------------------------------------
Czech Republic                              0.2%
------------------------------------------------
Denmark                                     1.5%
------------------------------------------------
Egypt                                        --%*
------------------------------------------------
Finland                                     1.1%
------------------------------------------------
France                                      4.3%
------------------------------------------------
Germany                                     6.0%
------------------------------------------------
Greece                                      0.4%
------------------------------------------------
Hong Kong                                   3.4%
------------------------------------------------
India                                       2.0%
------------------------------------------------
Indonesia                                   0.3%
------------------------------------------------
Ireland                                     0.6%
------------------------------------------------
Israel                                      0.3%
------------------------------------------------
Italy                                       2.2%
------------------------------------------------
Japan                                      19.4%
------------------------------------------------
Luxembourg                                   --%*
------------------------------------------------
Malaysia                                    0.1%
------------------------------------------------
Mexico                                      0.5%
------------------------------------------------
Netherlands                                 4.5%
------------------------------------------------
Norway                                      1.1%
------------------------------------------------
Portugal                                    0.8%
------------------------------------------------
Singapore                                   2.7%
------------------------------------------------
South Africa                                1.0%
------------------------------------------------
South Korea                                 1.2%
------------------------------------------------
Spain                                       1.2%
------------------------------------------------
Sweden                                      2.3%
------------------------------------------------
Switzerland                                 8.1%
------------------------------------------------




--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

---------------------------------------------------------------------

Taiwan                                      1.0%
------------------------------------------------
United Kingdom                             13.8%
------------------------------------------------
United States                               2.2%
------------------------------------------------
Other(2)                                    1.8%
------------------------------------------------


 *  Rounds to less than 0.01%.
(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

BHP Billiton Ltd. (Australia)               1.7%
------------------------------------------------
Nestle SA (Switzerland)                     1.6%
------------------------------------------------
Novartis (Switzerland)                      1.4%
------------------------------------------------
Anglo American PLC (United Kingdom)         1.0%
------------------------------------------------
Standard Chartered PLC (United Kingdom)     0.9%
------------------------------------------------
Roche Holding (Switzerland)                 0.9%
------------------------------------------------
Rio Tinto PLC (United Kingdom)              0.9%
------------------------------------------------
Novo Nordisk A/S, Series B (Denmark)        0.8%
------------------------------------------------
Hong Kong Exchanges and Clearing Ltd.
  (Hong Kong)                               0.8%
------------------------------------------------
Naspers Ltd., Series N (South Africa)       0.7%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                       REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,082.00        $ 6.90         1.33%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.30        $ 6.69         1.33%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,078.60        $10.88         2.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.46        $10.55         2.10%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,078.90        $10.88         2.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.46        $10.55         2.10%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,084.60        $ 4.57          .88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.54        $ 4.43          .88%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,080.50        $ 8.77         1.69%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.50        $ 8.50         1.69%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,083.90        $ 6.13         1.18%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.05        $ 5.94         1.18%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,084.30        $ 4.83          .93%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.29        $ 4.68          .93%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +8.20% for Class A, +7.86% for Class B, +7.89% for Class C, +8.46% for Class I, +8.05% for Class R2, +8.39% for Class R4 and +8.43% for Class R5.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (5.4%)
AMP Ltd.                                               153,158               $878,739
ASX Ltd.                                                25,800(d)             779,843
Australia & New Zealand Banking Group Ltd.              66,369              1,469,707
BHP Billiton Ltd.                                      174,249              6,368,510
Billabong International Ltd.                            55,000(d)             577,568
Cochlear Ltd.                                            9,600(d)             654,110
Hastie Group Ltd.                                      321,967                509,410
Orica Ltd.                                              24,195                586,626
Perpetual Ltd.                                          25,000(d)             790,775
Ramsay Health Care Ltd.                                 86,823              1,083,837
Rio Tinto Ltd.                                          39,221              2,562,151
SAI Global Ltd.                                        221,112                872,985
Seek Ltd.                                               30,000                230,187
UGL Ltd.                                                76,100(d)           1,028,767
Wesfarmers Ltd.                                         41,069              1,100,711
Westpac Banking Corp.                                   70,328              1,751,956
                                                                      ---------------
Total                                                                      21,245,882
-------------------------------------------------------------------------------------

BELGIUM (0.4%)
Delhaize Group SA                                       11,433                945,362
Eurofins Scientific                                     16,500(d)             733,238
                                                                      ---------------
Total                                                                       1,678,600
-------------------------------------------------------------------------------------

BERMUDA (--%)
Textainer Group Holdings Ltd.                            7,700                176,792
-------------------------------------------------------------------------------------

BRAZIL (2.0%)
Localiza Rent A Car SA                                 178,700              1,980,870
Mills Estruturas e Servicos de Engenharia SA            95,000(b)             630,417
MRV Engenharia e Participacoes SA                      107,200                750,863
Natura Cosmeticos SA                                    71,500              1,518,474
PDG Realty SA                                           90,000                818,417
Suzano Papel e Celulose SA                             153,700              1,961,168
                                                                      ---------------
Total                                                                       7,660,209
-------------------------------------------------------------------------------------

CANADA (6.0%)
Ag Growth International, Inc.                           12,400                440,721
Bankers Petroleum Ltd.                                  74,000(b)             652,791
Baytex Energy Trust Unit                                20,000                674,412
Black Diamond Group Ltd.                                14,400                285,391
Canadian Natural Resources Ltd.                          9,400                723,995
Canadian Utilities Ltd., Class A                        12,000                536,024
CCL Industries, Inc., Class B                           39,600              1,122,461
Cenovus Energy, Inc.                                    56,300              1,655,688
CGI Group, Inc. Class A                                 38,300(b)             567,129
Eacom Timber Corp., Subscription Receipts              420,000(b,e)           291,110
Eldorado Gold Corp.                                     93,600(b)           1,437,589
Enbridge, Inc.                                          19,987                970,718
EnCana Corp.                                            46,300              1,531,634
Gildan Activewear, Inc.                                 32,100(b)             931,681
Grande Cache Coal Corp.                                 87,300(b)             574,150
Guyana Goldfields, Inc.                                 50,000(b)             346,559
Horizon North Logistics, Inc.                           88,600(b)             170,099
Inmet Mining Corp.                                      12,700                659,320
Ivanhoe Mines Ltd.                                      56,700(b)             900,026
National Bank of Canada                                 14,700                898,759
Pan Orient Energy Corp.                                 54,500(b)             395,456
Petrobank Energy & Resources Ltd.                       16,700(b)             842,317
Ritchie Bros Auctioneers, Inc.                          23,900(d)             559,261
Rogers Communications Inc., Class B                     34,114              1,216,174
ShawCor Ltd., Class A                                   61,100              1,744,511
Suncor Energy, Inc.                                     16,478                563,759
Teck Resources Ltd., Class B                            30,900(b)           1,214,461
Tesco Corp.                                             12,863(b)             160,916
The Toronto-Dominion Bank                               20,892              1,552,965
                                                                      ---------------
Total                                                                      23,620,077
-------------------------------------------------------------------------------------

CHILE (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR              30,778(d)           1,108,008
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHINA (1.9%)
China Communications Services Corp., Ltd.,
 Class H                                               918,000               $460,920
China Yurun Food Group Ltd.                            358,300              1,086,525
Jiangsu Expressway Co., Ltd., Series H               1,133,000              1,063,852
Mindray Medical International Ltd., ADR                 25,900(d)             989,380
New Oriental Education & Technology Group,
 ADR                                                    11,743(b,d)         1,098,792
Shandong Weigao Group Medical Polymer Co.,
 Ltd.                                                  285,600(d)           1,324,160
Sino-Ocean Land Holdings Ltd.                          579,500(d)             444,286
VisionChina Media, Inc., ADR                             9,500(b,d)            40,755
Zhaojin Mining Industry Co., Ltd., Class H             498,000                957,618
                                                                      ---------------
Total                                                                       7,466,288
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.2%)
Komercni Banka AS                                        4,100                842,170
-------------------------------------------------------------------------------------

DENMARK (1.5%)
Carlsberg A/S, Series B                                  9,634                778,626
Coloplast A/S, Series B                                  6,679                740,152
Novo Nordisk A/S, Series B                              36,980              3,042,663
Novozymes A/S, Series B                                 10,839(d)           1,303,204
                                                                      ---------------
Total                                                                       5,864,645
-------------------------------------------------------------------------------------

EGYPT (--%)
Paints & Chemical Industry Co.                           1,043                  9,337
-------------------------------------------------------------------------------------

FINLAND (1.1%)
KONE OYJ, Series B                                      21,854                961,503
Poyry OYJ                                               62,789(d)             877,584
Sampo OYJ, Series A                                     48,664              1,196,024
Stockmann OYJ Abp, Series B                             34,261(d)           1,278,054
                                                                      ---------------
Total                                                                       4,313,165
-------------------------------------------------------------------------------------

FRANCE (4.3%)
Alstom SA                                               19,654              1,153,102
BNP Paribas                                             15,806              1,085,532
Carbone Lorraine                                        19,800                722,400
Carrefour SA                                            24,738              1,212,367
Christian Dior SA                                        7,495                797,802
CNP Assurances                                           5,216                439,017
Eutelsat Communications                                 23,156                824,237
Hi-Media SA                                             35,600(b,d)           252,497
Neopost SA                                              12,000(d)             954,210
Norbert Dentressangle                                    5,900(d)             463,347
Pierre & Vacances                                        9,600(d)             774,640
Rhodia SA                                               31,890(b,d)           736,468
Rubis                                                    6,300(d)             518,563
Safran SA                                               28,851                732,959
Saft Groupe SA                                          15,000                544,817
Sanofi-Aventis SA                                        7,166(b)             488,799
Schneider Electric SA                                    7,058(d)             801,194
Societe Television Francaise 1                          41,657(d)             772,339
Technip SA                                              12,510              1,000,199
Valeo SA                                                12,962(b)             433,503
VINCI SA                                                26,830              1,494,943
Zodiac Aerospace                                        10,600                552,638
                                                                      ---------------
Total                                                                      16,755,573
-------------------------------------------------------------------------------------

GERMANY (6.0%)
Aixtron AG                                              23,315(d)             736,639
BASF SE                                                 22,548(d)           1,314,936
Bayer AG                                                26,124(d)           1,674,439
Bilfinger Berger AG                                     10,350                686,333
CTS Eventim AG                                          22,000              1,161,001
Daimler AG                                              11,714(b)             599,399
Deutsche Bank AG                                        13,939                962,563
Deutsche Beteiligungs AG                                14,000                323,933
Deutsche Boerse AG                                      22,732              1,744,347
Dialog Semiconductor PLC                                39,237(b)             574,744
ElringKlinger AG                                        27,600                771,497
Hannover Rueckversicherung AG                           14,145(b,d)           667,202
Henkel AG & Co. KGaA                                    18,326(d)             982,470
Hochtief AG                                             12,627              1,040,659
Infineon Technologies AG                               156,651(b,d)         1,105,053
Metro AG                                                13,729(d)             824,256
ProSiebenSat.1 Media AG                                 50,924                944,434
Rational AG                                              4,700                768,322
Rhon-Klinikum AG                                        61,180              1,572,490
SAP AG                                                  11,582                552,963
Siemens AG                                              15,725              1,535,288
Takkt AG                                                 7,181(d)              78,727
Tognum AG                                               34,000                696,659
Vossloh AG                                               8,700                903,422


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
GERMANY (CONT.)
Wincor Nixdorf AG                                       11,900               $810,820
Wirecard AG                                             43,300                481,014
                                                                      ---------------
Total                                                                      23,513,610
-------------------------------------------------------------------------------------

GREECE (0.4%)
Intralot SA-Integrated Lottery Systems &
 Services                                              165,200                713,392
OPAP SA                                                 19,357                393,118
Piraeus Bank SA                                         23,600(b)             177,712
Public Power Corp. SA                                   26,779(b)             438,331
                                                                      ---------------
Total                                                                       1,722,553
-------------------------------------------------------------------------------------

HONG KONG (3.3%)
Cheung Kong Holdings Ltd.                               88,000              1,085,224
China Green Holdings Ltd.                            1,034,000(d)           1,205,264
FU JI Food & Catering Services Holdings Ltd.           677,000(b,d,e)           6,976
Henderson Land Development Co., Ltd.                   100,000                630,300
Hong Kong Exchanges and Clearing Ltd.                  182,700              2,985,684
Hongkong Electric Holdings Ltd.                        131,000                773,012
Lifestyle International Holdings Ltd.                  794,200              1,545,440
New World Development Ltd.                             457,000                810,601
REXLot Holdings Ltd.                                 8,575,000              1,017,669
Sino-Forest Corp., Class A                              70,100(b)           1,246,437
Wasion Group Holdings Ltd.                             875,500                575,340
Yue Yuen Industrial Holdings Ltd.                      345,805              1,204,777
                                                                      ---------------
Total                                                                      13,086,724
-------------------------------------------------------------------------------------

INDIA (2.0%)
Asian Paints Ltd.                                       36,000              1,685,782
Educomp Solutions Ltd.                                  51,100                780,350
Housing Development Finance Corp.                       15,990              1,006,477
Jain Irrigation Systems Ltd.                            69,948              1,711,031
Mundra Port and Special Economic Zone Ltd.              56,100                926,128
Patel Engineering Ltd.                                  46,700                476,515
Shriram Transport Finance Co., Ltd.                     87,200              1,110,252
                                                                      ---------------
Total                                                                       7,696,535
-------------------------------------------------------------------------------------

INDONESIA (0.3%)
Perusahaan Gas Negara PT                             2,480,000              1,114,911
-------------------------------------------------------------------------------------

IRELAND (0.6%)
Paddy Power PLC                                         20,900                733,442
United Drug PLC                                        411,000              1,433,192
                                                                      ---------------
Total                                                                       2,166,634
-------------------------------------------------------------------------------------

ISRAEL (0.3%)
Israel Chemicals Ltd.                                  103,300              1,237,342
-------------------------------------------------------------------------------------

ITALY (2.2%)
Ansaldo STS SpA                                         41,900                767,149
Atlantia SpA                                            46,428                988,024
CIR -- Compagnie Industriali Riunite SpA               302,500(b)             640,930
Credito Emiliano SpA                                   109,700(b)             670,026
Indesit Co., SpA                                        34,831(b)             469,244
Mediaset SpA                                            83,833                663,788
Parmalat SpA                                           559,576              1,472,860
Saipem SpA                                              36,596              1,366,392
Terna -- Rete Elettrica Nationale SpA                  274,300              1,111,749
Tod's SpA                                                8,000                586,894
                                                                      ---------------
Total                                                                       8,737,056
-------------------------------------------------------------------------------------

JAPAN (19.5%)
Advance Residence Investment Corp.                         970(b)           1,383,944
Aeon Co., Ltd.                                          62,800                719,156
Aeon Delight Co., Ltd.                                  66,000(d)           1,275,177
Aeon Mall Co., Ltd.                                     32,400                679,191
Ain Pharmaciez, Inc.                                    22,800(d)             705,035
Aisin Seiki Co., Ltd.                                   29,200                887,500
Alps Electric Co., Ltd.                                114,700(b)             834,776
As One Corp.                                             8,700                152,165
Asahi Glass Co., Ltd.                                   76,000                898,208
Asics Corp.                                             70,000(d)             669,723
Astellas Pharma, Inc.                                   17,900                626,867
Benesse Holdings, Inc.                                  11,600                533,419
Central Japan Railway Co.                                   72                586,382
Dai Nippon Printing Co., Ltd.                           85,000              1,177,759
Daicel Chemical Industries Ltd.                         79,000                506,530
Daiseki Co., Ltd.                                       29,300(d)             645,755
Denso Corp.                                             40,100              1,170,433
Disco Corp.                                              8,500                600,154


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Elpida Memory, Inc.                                     54,300(b)          $1,156,922
Fuji Oil Co., Ltd.                                      54,600                758,613
FUJIFILM Holdings Corp.                                 44,200              1,515,042
Fujitsu Ltd.                                           153,000              1,076,062
Fukuoka REIT Corp.                                         125                798,367
Furukawa Electric                                      147,000                728,775
Glory Ltd.                                              35,900                913,948
Hamamatsu Photonics KK                                  23,500                670,459
Hitachi Ltd.                                           272,000              1,195,665
Honda Motor Co., Ltd.                                   70,000              2,369,007
Hoshizaki Electric Co., Ltd.                            16,000(d)             233,731
Ibiden Co., Ltd.                                        26,100                940,014
Icom, Inc.                                              17,900(d)             493,647
Idemitsu Kosan Co., Ltd.                                19,800              1,640,393
ITOCHU Corp.                                           120,000              1,039,805
Japan Airport Terminal Co., Ltd.                        31,700                504,026
JFE Holdings, Inc.                                      30,700              1,094,995
Jupiter Telecommunications Co., Ltd.                       530                536,557
Kakaku.com, Inc.                                            91                342,664
Kamigumi Co., Ltd.                                     117,300                969,049
Kansai Paint Co., Ltd.                                 253,000              1,918,024
Kintetsu World Express, Inc.                            25,200(d)             601,278
K's Holdings Corp.                                      26,520                704,328
Kyocera Corp.                                           10,300              1,034,351
Makita Corp.                                            37,230              1,154,192
Marubeni Corp.                                         174,000              1,026,825
Miraca Holdings, Inc.                                   14,400                463,964
Mitsubishi Corp.                                        41,300                978,466
Mitsui & Co., Ltd.                                      64,600                971,035
Miura Co., Ltd.                                         20,800(d)             508,681
Murata Manufacturing Co., Ltd.                          25,000              1,479,703
Nakanishi, Inc.                                          8,500                769,859
Nippon Accommodations Fund, Inc.                           142                741,982
Nissan Motor Co., Ltd.                                 194,400(b)           1,691,775
NTT DoCoMo, Inc.                                           524                815,365
Olympus Corp.                                           29,678                898,222
Orix JREIT, Inc.                                           198                968,947
Osaka Securities Exchange Co., Ltd.                        147                754,910
POINT, Inc.                                             17,600(d)           1,137,678
Rohto Pharmaceutical Co., Ltd.                          55,500                607,205
Santen Pharmaceutical Co., Ltd.                         18,600                594,099
Seven Bank Ltd.                                            518              1,015,830
Shiseido Co., Ltd.                                      53,900              1,130,110
SoftBank Corp.                                          51,000              1,140,790
Sony Corp.                                              70,500              2,414,236
Sony Financial Holdings, Inc.                              437              1,576,260
Start Today Co., Ltd.                                      485              1,142,552
Sumitomo Corp.                                          68,100                820,185
Sumitomo Electric Industries Ltd.                       69,300                852,939
Sumitomo Mitsui Financial Group, Inc.                   35,600              1,177,546
Suruga Bank Ltd.                                        62,000(d)             608,508
Tamron Co., Ltd.                                        33,700                561,591
TDK Corp.                                               13,500                864,147
The Chiba Bank Ltd.                                    138,000                874,088
Tokai Rika Co., Ltd.                                    30,900                663,152
Tokio Marine Holdings, Inc.                             67,800              2,018,770
Torishima Pump Manufacturing Co., Ltd.                  23,300(d)             481,060
Toyo Seikan Kaisha Ltd.                                 31,700                545,502
Toyo Suisan Kaisha Ltd.                                 23,000                554,511
Tsumura & Co.                                           21,500(d)             628,247
UBE Industries Ltd.                                    248,000                626,952
Unicharm PetCare Corp.                                  12,300(d)             409,753
Ushio, Inc.                                             34,900                576,507
Wacom Co., Ltd.                                            465(d)             724,808
Yamada Denki Co., Ltd.                                  15,810              1,236,441
Zenrin Co., Ltd.                                        30,200                401,458
                                                                      ---------------
Total                                                                      75,896,747
-------------------------------------------------------------------------------------

LUXEMBOURG (--%)
L'Occitane International SA                              5,100(b)               9,906
-------------------------------------------------------------------------------------

MALAYSIA (0.1%)
PureCircle Ltd.                                         99,500(b)             456,705
-------------------------------------------------------------------------------------

MEXICO (0.5%)
Grupo Aeroportuario del Sureste SAB de CV,
 ADR                                                    22,349              1,236,794
Urbi Desarrollos Urbanos SAB de CV                     250,800(b)             583,758
                                                                      ---------------
Total                                                                       1,820,552
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

NETHERLANDS (4.5%)
Aalberts Industries NV                                  62,621(d)          $1,020,101
Arcadis NV                                              38,600                834,623
Core Laboratories NV                                     3,881(d)             581,723
Fugro NV                                                26,420              1,719,573
Heineken NV                                             23,360(d)           1,089,103
Imtech NV                                               68,635(d)           2,164,296
Koninklijke (Royal) KPN NV                              93,204              1,398,181
Koninklijke Ahold NV                                   129,736              1,778,755
Koninklijke DSM NV                                      18,585                830,040
Koninklijke Vopak NV                                    18,579(d)           1,523,705
QIAGEN NV                                               24,050(b,d)           556,545
Ten Cate NV                                             48,650              1,327,388
Unilever NV                                             50,122              1,524,681
Unit 4 Agresso NV                                       52,350(b)           1,368,057
                                                                      ---------------
Total                                                                      17,716,771
-------------------------------------------------------------------------------------

NORWAY (1.0%)
DNB NOR ASA                                             91,933(d)           1,088,389
Statoil ASA                                             66,529              1,609,170
Telenor ASA                                             99,100(b)           1,409,266
                                                                      ---------------
Total                                                                       4,106,825
-------------------------------------------------------------------------------------

PORTUGAL (0.8%)
Banco Comercial Portugues SA, Series R                 477,000(d)             447,951
Energias de Portugal SA                                274,350                981,724
Portugal Telecom SGPS SA                                84,792(b)             862,852
REN -- Redes Energeticas Nacionais SA                  214,900                771,521
                                                                      ---------------
Total                                                                       3,064,048
-------------------------------------------------------------------------------------

SINGAPORE (2.7%)
Ascendas Real Estate Investment Trust                  720,000              1,005,367
CDL Hospitality Trusts                               1,072,200              1,491,448
DBS Group Holdings Ltd.                                 94,000              1,035,184
Jardine Cycle & Carriage Ltd.                           32,000                703,690
Mapletree Logistics Trust                            2,503,000(d)           1,594,662
Olam International Ltd.                              1,322,400(d)           2,495,578
Singapore Exchange Ltd.                                177,000(d)           1,049,536
SingTel                                                613,000              1,352,344
                                                                      ---------------
Total                                                                      10,727,809
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.0%)
Mr Price Group Ltd.                                    164,400                928,021
Naspers Ltd., Series N                                  70,500              2,843,126
                                                                      ---------------
Total                                                                       3,771,147
-------------------------------------------------------------------------------------

SOUTH KOREA (1.2%)
MegaStudy Co., Ltd.                                      6,350                931,557
Mirae Asset Securities Co., Ltd.                        13,442(b)             667,371
NHN Corp.                                                8,800(b)           1,467,485
Taewoong Co., Ltd.                                       6,300                418,828
Woongjin Coway Co., Ltd.                                32,500              1,070,403
                                                                      ---------------
Total                                                                       4,555,644
-------------------------------------------------------------------------------------

SPAIN (1.2%)
Inditex SA                                              22,065              1,365,520
Red Electrica Corp. SA                                  17,350                821,942
Telefonica SA                                          117,825              2,666,696
                                                                      ---------------
Total                                                                       4,854,158
-------------------------------------------------------------------------------------

SWEDEN (2.3%)
Atlas Copco AB, Series A                                76,356(d)           1,228,422
East Capital Explorer AB                                38,500(b)             447,615
Electrolux AB, Series B                                 47,094              1,211,499
Hexagon AB, Series B                                   134,268(d)           2,130,594
Nobia AB                                               101,170(b,d)           522,447
Svenska Cellulosa AB, Series B                         113,519(d)           1,479,510
Svenska Handelsbanken AB, Series A                      24,805(d)             695,741
Sweco AB, Series B                                     137,800(d)           1,097,175
                                                                      ---------------
Total                                                                       8,813,003
-------------------------------------------------------------------------------------

SWITZERLAND (8.1%)
ABB Ltd.                                                29,232(b)             560,740
Aryzta AG                                               12,100(b)             466,724
Baloise-Holding AG                                       5,653                445,147
Bank Sarasin & Cie AG, Series B                         23,169(d)             901,252
Burckhardt Compression Holding AG                        1,850                353,379
Cie Financiere Richemont SA, Series A                   35,015              1,291,551
Credit Suisse Group AG                                  57,185              2,624,785
Geberit AG                                               6,600              1,171,367
Holcim Ltd.                                             26,136(b)           1,947,709
Kuehne & Nagel International AG                         11,800              1,234,922


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SWITZERLAND (CONT.)
Nestle SA                                              127,258             $6,227,141
Novartis AG                                            106,231              5,416,413
Partners Group Holding AG                                4,000                535,565
Roche Holding AG                                        22,168              3,500,250
Schindler Holding AG                                     6,453                566,866
Sika AG                                                    750              1,332,198
The Swatch Group AG                                      4,116              1,205,894
UBS AG                                                  49,448(b)             766,093
Zurich Financial Services AG                             4,390                973,285
                                                                      ---------------
Total                                                                      31,521,281
-------------------------------------------------------------------------------------

TAIWAN (1.0%)
Everlight Electronics Co., Ltd.                        332,289              1,046,658
Formosa International Hotels Corp.                      52,980                622,418
Simplo Technology Co., Ltd.                            208,000              1,253,691
Yuanta Financial Holding Co., Ltd.                   1,877,200              1,119,516
                                                                      ---------------
Total                                                                       4,042,283
-------------------------------------------------------------------------------------

UNITED KINGDOM (13.8%)
Abcam PLC                                               15,000                272,240
Acergy SA                                               37,100                706,975
Anglo American PLC                                      86,229(b)           3,662,516
Archipelago Resources PLC                              767,000(b)             460,603
Associated British Foods PLC                            50,006                768,200
AstraZeneca PLC                                         22,602                998,673
Babcock International Group PLC                         63,350                564,920
Barclays PLC                                           128,435                659,724
BG Group PLC                                           103,024              1,741,317
BHP Billiton PLC                                        69,517              2,122,310
BP PLC                                                 159,017              1,386,883
British American Tobacco PLC                            61,455              1,932,365
BT Group PLC                                           752,348              1,447,685
Chemring Group PLC                                      23,400              1,303,677
Cobham PLC                                             310,000              1,256,561
Compass Group PLC                                      142,896              1,162,103
Diageo PLC                                              32,276                550,453
GlaxoSmithKline PLC                                    154,096              2,860,075
Imperial Tobacco Group PLC                              79,646              2,268,879
Intertek Group PLC                                      67,500              1,532,932
Invensys PLC                                           152,049                783,029
Lloyds Banking Group PLC                             2,198,956(b)           2,199,965
Micro Focus International PLC                           85,800                685,963
N Brown Group PLC                                      123,000                514,055
Nationl Grid PLC                                       137,464              1,325,510
Next PLC                                                28,499                995,925
Persimmon PLC                                           79,846(b,c)           579,229
Rio Tinto PLC                                           66,084              3,416,456
Rotork PLC                                              24,400                523,796
RPS Group PLC                                          162,840                564,667
Schroders PLC                                           52,000              1,099,322
Serco Group PLC                                        239,500              2,298,613
Smith & Nephew PLC                                      46,000                476,893
Standard Chartered PLC                                 131,267              3,501,361
Subsea 7, Inc.                                          26,800(b,d)           524,309
Tesco PLC                                              208,421              1,382,348
The Capita Group PLC                                   115,000              1,402,584
Travis Perkins PLC                                      34,297(b)             442,945
Tullow Oil PLC                                          25,400                442,362
Unilever PLC                                            46,773              1,405,487
Whitbread PLC                                           29,532                690,114
Wm Morrison Supermarkets PLC                           250,833              1,109,701
                                                                      ---------------
Total                                                                      54,023,725
-------------------------------------------------------------------------------------

UNITED STATES (1.9%)
Alexion Pharmaceuticals, Inc.                           22,300(b)           1,223,824
Atwood Oceanics, Inc.                                   47,891(b)           1,743,710
BioMarin Pharmaceutical, Inc.                           26,700(b,d)           623,979
Bristow Group, Inc.                                     14,400(b,d)           557,424
Central European Distribution Corp.                     31,700(b)           1,098,405
FMC Technologies, Inc.                                   9,250(b,d)           626,133
Oceaneering International, Inc.                         12,360(b)             809,580
World Fuel Services Corp.                               27,300(d)             776,139
                                                                      ---------------
Total                                                                       7,459,194
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $330,374,414)                                                     $382,855,909
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
HONG KONG
Henderson Land Development
 Warrants                                               20,000(b,e)           $15,233
-------------------------------------------------------------------------------------

SINGAPORE
Golden Agri-Resources Ltd. Warrants                    166,755(b)              14,605
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                   $29,838
-------------------------------------------------------------------------------------



EXCHANGE-TRADED FUNDS (0.3%)
                                                       SHARES                VALUE(a)
UNITED STATES
iShares MSCI EAFE Index Fund                            20,000             $1,088,600
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,068,818)                                                         $1,088,600
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              7,087,189(f)          $7,087,189
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,087,189)                                                         $7,087,189
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (10.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

REPURCHASE AGREEMENTS(g)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $10,000,183                         0.22%           $10,000,000          $10,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $9,095,633                          0.19              9,095,489            9,095,489
 $10,000,208                         0.25             10,000,000           10,000,000
Mizuho Securities USA
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,092                          0.22              5,000,000            5,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,129                          0.31              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $39,095,489)                                                       $39,095,489
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $377,625,910)(h)                                                  $430,157,025
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                             1.0%         $3,845,835
Air Freight & Logistics                         0.3           1,064,625
Auto Components                                 1.0           3,926,085
Automobiles                                     1.2           4,660,181
Beverages                                       0.9           3,516,587
Biotechnology                                   0.5           2,120,043
Building Products                               0.7           2,578,985
Capital Markets                                 2.6          10,238,790
Chemicals                                       3.4          13,195,447
Commercial Banks                                5.5          21,753,114


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Commercial Services & Supplies                  1.9%         $7,541,642
Communications Equipment                        0.1             493,647
Computers & Peripherals                         1.0           3,865,381
Construction & Engineering                      2.3           8,823,311
Construction Materials                          0.5           1,947,709
Consumer Finance                                0.3           1,110,252
Containers & Packaging                          0.4           1,667,963
Distributors                                    0.2             703,690
Diversified Consumer Services                   1.0           3,804,721
Diversified Financial Services                  1.9           7,314,320
Diversified Telecommunication Services          2.5           9,597,944
Electric Utilities                              1.1           4,126,758
Electrical Equipment                            1.7           6,637,133
Electronic Equipment, Instruments &
  Components                                    2.7          10,679,951
Energy Equipment & Services                     2.9          11,541,445
Food & Staples Retailing                        3.1          12,273,269
Food Products                                   4.1          16,351,069
Gas Utilities                                   0.4           1,633,474
Health Care Equipment & Supplies                1.5           5,852,776
Health Care Providers & Services                1.2           4,705,648
Hotels, Restaurants & Leisure                   1.6           6,113,872
Household Durables                              2.6          10,342,610
Household Products                              0.3             982,470
Industrial Conglomerates                        0.6           2,176,218
Insurance                                       2.1           8,194,444
Internet & Catalog Retail                       0.4           1,735,334
Internet Software & Services                    0.5           1,810,149
IT Services                                     0.3           1,048,143
Leisure Equipment & Products                    0.1             561,591
Life Sciences Tools & Services                  0.3           1,289,783
Machinery                                       3.2          12,655,316
Marine                                          0.3           1,234,922
Media                                           2.2           8,440,192
Metals & Mining                                 6.4          25,316,661
Multiline Retail                                1.0           3,819,419
Multi-Utilities                                 0.7           2,633,055
Office Electronics                              0.2             954,210
Oil, Gas & Consumable Fuels                     4.0          15,607,034
Paper & Forest Products                         1.2           4,687,115
Personal Products                               0.7           2,658,490
Pharmaceuticals                                 5.1          20,437,730
Professional Services                           1.3           4,916,272
Real Estate Investment Trusts (REITs)           2.0           7,984,717
Real Estate Management & Development            0.9           3,664,835
Road & Rail                                     0.7           2,567,252


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Semiconductors & Semiconductor
  Equipment                                     1.1%         $4,173,512
Software                                        0.7           2,606,983
Specialty Retail                                1.4           5,371,988
Textiles, Apparel & Luxury Goods                2.2           8,593,278
Thrifts & Mortgage Finance                      0.3           1,006,477
Tobacco                                         1.1           4,201,244
Trading Companies & Distributors                1.6           6,377,580
Transportation Infrastructure                   2.0           7,978,727
Wireless Telecommunication Services             0.8           3,172,329
Exchanged-Traded Funds                          0.3           1,088,600
Other(1)                                       11.8          46,182,678
-----------------------------------------------------------------------
Total                                                      $430,157,025
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                           CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 3, 2010                          17,921              23,570          $--            $(288)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------
May 3, 2010                          22,564              16,420           --              (49)
                           Singapore Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                             387                 419            1               --
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                          16,881              17,033           --             (111)
                                U.S. Dollar     Canadian Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                          15,786              17,193          191               --
                                U.S. Dollar         Swiss Franc
---------------------------------------------------------------------------------------------

May 4, 2010                         779,575           1,184,940           --           (7,808)
                              British Pound         U.S. Dollar
---------------------------------------------------------------------------------------------

May 4, 2010                          24,918              32,999           --             (174)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------

May 4, 2010                         371,682              51,245           --              (82)
                              Swedish Krona         U.S. Dollar
---------------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010
(CONTINUED)



                           CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 4, 2010                         166,469             179,192          $--            $(699)
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------

May 4, 2010                         168,617             111,137        1,422               --
                                U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------

May 4, 2010                           7,734               8,375           49               --
                                U.S. Dollar         Swiss Franc
---------------------------------------------------------------------------------------------

May 5, 2010                          98,870             131,419           --             (208)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                         402,328              55,497           --              (62)
                              Swedish Krona         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                          20,469              18,990           --              (32)
                                Swiss Franc         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                           9,168               5,986           --              (10)
                                U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------

May 5, 2010                           3,901               4,205            6               --
                                U.S. Dollar         Swiss Franc
---------------------------------------------------------------------------------------------

May 6, 2010                          63,233              41,345           25               --
                                U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------

May 6, 2010                          11,738           1,100,068           --              (25)
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------

May 7, 2010                         250,338               2,661           --               (5)
                               Japanese Yen         U.S. Dollar
---------------------------------------------------------------------------------------------

May 7, 2010                       1,624,061         152,654,728        1,336               --
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------

May 10, 2010                        251,693               2,669           --              (11)
                               Japanese Yen         U.S. Dollar
---------------------------------------------------------------------------------------------

May 10, 2010                         87,899           8,288,905          356               --
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------
Total                                                                 $3,386          $(9,564)
---------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $313,319 representing 0.08% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES               COST
     ------------------------------------------------------------------------
     Eacom Timber Corp., Subscription
       Receipts                                  03-17-10            $207,900
     FU JI Food & Catering Services
       Holdings Ltd.                      03-02-07 thru 10-15-08    1,567,164
     Henderson Land Development
       Warrants                                  04-16-10                  --


(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                            $12,726
Fannie Mae Interest Strip                             54,824
Fannie Mae Pool                                    6,773,408
Fannie Mae Principal Strip                             1,277
Fannie Mae REMICS                                    200,378
Federal Farm Credit Bank                             175,624
Federal Home Loan Banks                              162,825
Federal Home Loan Mortgage Corp                      227,947
Federal National Mortgage Association                164,072
Freddie Mac Non Gold Pool                            758,276
Freddie Mac Reference REMIC                           10,792
Freddie Mac REMICS                                   235,388
Freddie Mac Strips                                   136,926
Ginnie Mae I Pool                                    336,090
Ginnie Mae II Pool                                   249,498
Government National Mortgage Association              56,515
United States Treasury Inflation Indexed Bonds        46,021
United States Treasury Note/Bond                      80,211
United States Treasury Strip Coupon                  512,026
United States Treasury Strip Principal                 5,176
------------------------------------------------------------
Total market value of collateral securities      $10,200,000
------------------------------------------------------------




--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $6,670,412
Freddie Mac Gold Pool                              2,247,900
Freddie Mac Non Gold Pool                            359,086
------------------------------------------------------------
Total market value of collateral securities       $9,277,398
------------------------------------------------------------


GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Allied Irish Banks PLC/New York NY                $1,526,316
Banco Bilbao Vizcaya Argentaria/NY                    55,244
Bank of Nova Scotia                                    3,374
BNP Paribas NY                                     1,164,126
Calyon NY                                             77,969
Credit Agricole Corporate and Investment
  Bank/New York                                      765,369
Dexia Credit Local NY                                849,785
DnB NOR Bank                                           6,877
Natixis/New York NY                                2,737,197
Nordea Bank Finland PLC                              228,671
Rabobank Nederland NV/NY                             378,947
Royal Bank of Scotland PLC/Greenwich CT               72,707
Sanpaolo IMI SpA/New York                             23,150
Societe Generale NY                                  336,842
Standard Chartered Banking                           460,299
Sumitomo Mitsui Banking Corp/New York              1,000,000
Svenska Handelsbanken/New York NY                     32,790
Toronto Dominion Bank/NY                             747,369
UBS AG Stamford                                       32,968
------------------------------------------------------------
Total market value of collateral securities      $10,500,000
------------------------------------------------------------


MIZUHO SECURITIES USA (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
United States Cash Management Bill                   $95,613
United States Treasury Bill                          666,810
United States Treasury Note/Bond                   3,179,446
United States Treasury Strip Coupon                  378,089
United States Treasury Strip Principal               780,042
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.31%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $1,474,531
Fannie Mae REMICS                                    467,738
Fannie Mae-Aces                                       16,488
Federal Farm Credit Bank                              92,460
Federal Home Loan Banks                              179,004
Federal Home Loan Mortgage Corp                       27,352
Federal National Mortgage Association                 81,596
Freddie Mac Gold Pool                              1,245,692
Freddie Mac Non Gold Pool                             67,976
Freddie Mac REMICS                                    23,831
Ginnie Mae I Pool                                     81,073
Ginnie Mae II Pool                                   107,165
Government National Mortgage Association               2,954
United States Treasury Bill                              370
United States Treasury Note/Bond                     837,713
United States Treasury Strip Coupon                  138,394
United States Treasury Strip Principal               255,663
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------



(h) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $377,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $64,550,000
     Unrealized depreciation                         (12,019,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $52,531,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                 FAIR VALUE AT APRIL 30, 2010
                              ------------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER           LEVEL 3
                                  IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                                 MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS        INPUTS          INPUTS           TOTAL
------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense                  $--         $3,845,835           $--         $3,845,835
    Air Freight &
     Logistics                            --          1,064,625            --          1,064,625
    Auto Components                       --          3,926,085            --          3,926,085
    Automobiles                           --          4,660,181            --          4,660,181
    Beverages                      1,098,405          2,418,182            --          3,516,587
    Biotechnology                  1,847,803            272,240            --          2,120,043
    Building Products                     --          2,578,985            --          2,578,985
    Capital Markets                       --         10,238,790            --         10,238,790
    Chemicals                      1,108,008         12,087,439            --         13,195,447
    Commercial Banks               2,451,724         19,301,390            --         21,753,114
    Commercial Services &
     Supplies                      1,014,751          6,526,891            --          7,541,642
    Communications
     Equipment                            --            493,647            --            493,647
    Computers &
     Peripherals                          --          3,865,381            --          3,865,381
    Construction &
     Engineering                          --          8,823,311            --          8,823,311
    Construction Materials                --          1,947,709            --          1,947,709
    Consumer Finance                      --          1,110,252            --          1,110,252
    Containers & Packaging         1,122,461            545,502            --          1,667,963
    Distributors                          --            703,690            --            703,690
    Diversified Consumer
     Services                      1,098,793          2,705,929            --          3,804,722
    Diversified Financial
     Services                             --          7,314,320            --          7,314,320
    Diversified
     Telecommunication
     Services                             --          9,597,944            --          9,597,944
    Electric Utilities                    --          4,126,758            --          4,126,758
    Electrical Equipment                  --          6,637,133            --          6,637,133
    Electronic Equipment,
     Instruments &
     Components                           --         10,679,951            --         10,679,951
    Energy Equipment &
     Services                      6,223,998          5,317,447            --         11,541,445
    Food & Staples
     Retailing                            --         12,273,269            --         12,273,269
    Food Products                         --         16,336,464            --         16,336,464


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                 FAIR VALUE AT APRIL 30, 2010
                              ------------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER           LEVEL 3
                                  IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                                 MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS        INPUTS          INPUTS           TOTAL
------------------------------------------------------------------------------------------------
    Gas Utilities                        $--         $1,633,474           $--         $1,633,474
    Health Care Equipment
     & Supplies                           --          5,852,776            --          5,852,776
    Health Care Providers
     & Services                           --          4,705,648            --          4,705,648
    Hotels, Restaurants &
     Leisure                              --          6,106,896         6,976          6,113,872
    Household Durables                    --         10,342,610            --         10,342,610
    Household Products                    --            982,470            --            982,470
    Industrial
     Conglomerates                        --          2,176,218            --          2,176,218
    Insurance                             --          8,194,444            --          8,194,444
    Internet & Catalog
     Retail                               --          1,735,334            --          1,735,334
    Internet Software &
     Services                             --          1,810,149            --          1,810,149
    IT Services                      567,128            481,014            --          1,048,142
    Leisure Equipment &
     Products                             --            561,591            --            561,591
    Life Sciences Tools &
     Services                             --          1,289,783            --          1,289,783
    Machinery                        440,721         12,214,595            --         12,655,316
    Marine                                --          1,234,922            --          1,234,922
    Media                                 --          8,440,192            --          8,440,192
    Metals & Mining                5,132,104         20,184,557            --         25,316,661
    Multiline Retail                      --          3,819,419            --          3,819,419
    Multi-Utilities                  536,024          2,097,031            --          2,633,055
    Office Electronics                    --            954,210            --            954,210
    Oil, Gas & Consumable
     Fuels                         8,786,908          6,820,126            --         15,607,034
    Paper & Forest
     Products                      1,246,437          3,440,678            --          4,687,115
    Personal Products                  9,906          2,648,584            --          2,658,490
    Pharmaceuticals                       --         20,437,730            --         20,437,730
    Professional Services                 --          4,916,272            --          4,916,272
    Real Estate Investment
     Trusts (REITs)                       --          7,984,717            --          7,984,717
    Real Estate Management
     & Development                        --          3,649,602            --          3,649,602
    Road & Rail                           --          2,567,252            --          2,567,252
    Semiconductors &
     Semiconductor
     Equipment                            --          4,173,512            --          4,173,512
    Software                              --          2,606,983            --          2,606,983
    Specialty Retail                      --          5,371,988            --          5,371,988
    Textiles, Apparel &
     Luxury Goods                    931,681          7,661,597            --          8,593,278
    Thrifts & Mortgage
     Finance                              --          1,006,477            --          1,006,477
    Tobacco                               --          4,201,244            --          4,201,244
    Trading Companies &
     Distributors                    176,792          6,200,788            --          6,377,580
    Transportation
     Infrastructure                1,236,794          6,741,933            --          7,978,727


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                 FAIR VALUE AT APRIL 30, 2010
                              ------------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER           LEVEL 3
                                  IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                                 MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS        INPUTS          INPUTS           TOTAL
------------------------------------------------------------------------------------------------
    Wireless
     Telecommunication
     Services                     $1,216,174         $1,956,155           $--         $3,172,329
  Other(b)
    Food Products                         --             14,605            --             14,605
    Real Estate Management
     & Development                        --             15,233            --             15,233
------------------------------------------------------------------------------------------------
Total Equity Securities           36,246,612        346,632,159         6,976        382,885,747
------------------------------------------------------------------------------------------------
Other
  Exchange-Traded Funds            1,088,600                 --            --          1,088,600
  Affiliated Money Market
    Fund(c)                        7,087,189                 --            --          7,087,189
  Investments of Cash
    Collateral Received
    for Securities on Loan                --         39,095,489            --         39,095,489
------------------------------------------------------------------------------------------------
Total Other                        8,175,789         39,095,489            --         47,271,278
------------------------------------------------------------------------------------------------
Investments in Securities         44,422,401        385,727,648         6,976        430,157,025
Other Financial
  Instruments(d)                          --             (6,178)           --             (6,178)
------------------------------------------------------------------------------------------------
Total                            $44,422,401       $385,721,470        $6,976       $430,150,847
------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                      COMMON
                                                      STOCKS
------------------------------------------------------------
Balance as of Oct. 31, 2009                           $6,988
  Accrued discounts/premiums                              --
  Realized gain (loss)                                    --
  Change in unrealized appreciation
    (depreciation)*                                      (12)
  Net purchases (sales)                                   --
  Transfers in and/or out of Level 3                      --
------------------------------------------------------------
Balance as of April 30, 2010                          $6,976
------------------------------------------------------------



* Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $(12).



--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  29

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $331,443,232)             $ 383,974,347
  Affiliated money market fund (identified cost $7,087,189)            7,087,189
  Investments of cash collateral received for securities on loan
    (identified cost $39,095,489)                                     39,095,489
--------------------------------------------------------------------------------
Total investments in securities (identified cost $377,625,910)       430,157,025
Foreign currency holdings (identified cost $132,185)                     132,316
Capital shares receivable                                                 93,958
Dividends and accrued interest receivable                              1,881,165
Receivable for investment securities sold                              1,606,641
Unrealized appreciation on forward foreign currency contracts              3,386
Other receivable                                                          27,119
--------------------------------------------------------------------------------
Total assets                                                         433,901,610
--------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                           635,230
Capital shares payable                                                   360,902
Payable for investment securities purchased                            2,265,506
Payable upon return of securities loaned                              39,095,489
Unrealized depreciation on forward foreign currency contracts              9,564
Accrued investment management services fees                               10,716
Accrued distribution fees                                                  2,059
Accrued transfer agency fees                                               1,909
Accrued administrative services fees                                         865
Accrued plan administration services fees                                      5
Other accrued expenses                                                   206,105
--------------------------------------------------------------------------------
Total liabilities                                                     42,588,350
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 391,313,260
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     626,678
Additional paid-in capital                                           508,110,252
Undistributed net investment income                                      871,109
Accumulated net realized gain (loss)                                (170,807,300)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          52,512,521
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 391,313,260
--------------------------------------------------------------------------------
*Value of securities on loan                                       $  36,084,087
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $171,169,960           27,454,766                       $6.23(1)
Class B          $ 22,825,782            3,812,945                       $5.99
Class C          $  8,755,301            1,465,133                       $5.98
Class I          $186,783,084           29,651,634                       $6.30
Class R2         $    224,236               36,136                       $6.21
Class R4         $    492,796               78,767                       $6.26
Class R5         $  1,062,101              168,406                       $6.31
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.61. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  31

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 5,138,441
Interest                                                                   709
Income distributions from affiliated money market fund                   5,531
Income from securities lending -- net                                  179,222
  Less foreign taxes withheld                                         (520,681)
------------------------------------------------------------------------------
Total income                                                         4,803,222
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,824,444
Distribution fees
  Class A                                                              224,036
  Class B                                                              121,221
  Class C                                                               46,866
  Class R2                                                                 529
Transfer agency fees
  Class A                                                              317,313
  Class B                                                               45,543
  Class C                                                               17,470
  Class R2                                                                  53
  Class R4                                                                 117
  Class R5                                                                 255
Administrative services fees                                           165,387
Plan administration services fees
  Class R2                                                                 264
  Class R4                                                                 588
Compensation of board members                                            7,176
Custodian fees                                                         152,645
Printing and postage                                                    38,030
Registration fees                                                       23,060
Professional fees                                                       27,489
Other                                                                   73,627
------------------------------------------------------------------------------
Total expenses                                                       3,086,113
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (651,746)
------------------------------------------------------------------------------
Total net expenses                                                   2,434,367
------------------------------------------------------------------------------
Investment income (loss) -- net                                      2,368,855
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $22,559,090
  Foreign currency transactions                                       (128,733)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             22,430,357
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         8,505,233
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               30,935,590
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $33,304,445
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  2,368,855  $   5,169,255
Net realized gain (loss) on investments                                  22,430,357   (118,160,273)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      8,505,233    192,762,669
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          33,304,445     79,771,651
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,312,381)    (1,556,155)
    Class B                                                                (117,381)            --
    Class C                                                                 (47,399)            --
    Class I                                                              (1,749,055)    (2,946,386)
    Class R2                                                                 (1,800)           (22)
    Class R4                                                                 (3,573)        (9,047)
    Class R5                                                                 (8,399)           (22)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (3,239,988)    (4,511,632)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  6,436,489  $  16,553,343
  Class B shares                                                            531,471      1,801,107
  Class C shares                                                            727,276        749,642
  Class I shares                                                          4,600,626     26,165,754
  Class R2 shares                                                           224,227         77,735
  Class R4 shares                                                            58,379         97,142
  Class R5 shares                                                            44,000          3,292
Fund merger (Note 11)
  Class A shares                                                                N/A     12,962,494
  Class B shares                                                                N/A      1,646,139
  Class C shares                                                                N/A      6,269,901
  Class R2 shares                                                               N/A         77,870
  Class R5 shares                                                               N/A        886,191
Reinvestment of distributions at net asset value
  Class A shares                                                          1,276,994      1,519,983
  Class B shares                                                            113,622             --
  Class C shares                                                             41,597             --
  Class I shares                                                          1,748,975      2,946,249
  Class R2 shares                                                             1,748
  Class R4 shares                                                             3,529          8,968
  Class R5 shares                                                             8,376             --
Conversions from Class B to Class A
  Class A shares                                                             96,662      3,561,725
  Class B shares                                                            (96,662)    (3,561,725)
Payments for redemptions
  Class A shares                                                        (30,848,110)   (76,770,212)
  Class B shares                                                         (4,194,009)    (9,762,312)
  Class C shares                                                         (2,210,650)    (1,649,611)
  Class I shares                                                        (25,700,895)   (29,154,600)
  Class R2 shares                                                          (131,881)       (37,569)
  Class R4 shares                                                           (93,116)      (272,190)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (47,361,352)   (45,880,684)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 10)                               327,753             --
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (16,969,142)    29,379,335
Net assets at beginning of period                                       408,282,402    378,903,067
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $391,313,260  $ 408,282,402
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    871,109  $   1,742,242
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.80            $4.67       $10.54       $9.42       $8.05       $6.85
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .06          .07         .04         .02         .02
Net gains (losses) (both realized and
 unrealized)                                               .43             1.12        (5.00)       2.70        2.04        1.33
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .46             1.18        (4.93)       2.74        2.06        1.35
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.05)        (.13)       (.17)       (.06)       (.01)
Distributions from realized gains                           --               --         (.81)      (1.45)       (.63)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.05)        (.94)      (1.62)       (.69)       (.15)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01               --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.23            $5.80        $4.67      $10.54       $9.42       $8.05
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.20%(a)        25.32%      (50.70%)(b)  33.56%      27.21%      19.89%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.72%(d)         1.85%        1.56%       1.61%       1.61%       1.79%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.33%(d)         1.37%        1.49%       1.61%       1.61%       1.74%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .99%(d)         1.33%         .91%        .45%        .23%        .37%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $171             $181         $190        $418        $294        $216
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%              90%          85%        104%        124%         67%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.58            $4.49       $10.15       $9.12       $7.82       $6.69
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .03          .01        (.03)       (.05)       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .42             1.06        (4.80)       2.61        1.99        1.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .43             1.09        (4.79)       2.58        1.94        1.27
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)              --         (.06)       (.10)       (.01)         --
Distributions from realized gains                           --               --         (.81)      (1.45)       (.63)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)              --         (.87)      (1.55)       (.64)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01               --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.99            $5.58        $4.49      $10.15       $9.12       $7.82
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.86%(a)        24.28%      (51.01%)(b)  32.54%      26.19%      19.13%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.49%(d)         2.62%        2.32%       2.37%       2.37%       2.56%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.10%(d)         2.14%        2.25%       2.37%       2.37%       2.51%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .21%(d)          .60%         .15%       (.30%)      (.53%)      (.39%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $23              $25          $30         $75         $67         $58
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%              90%          85%        104%        124%         67%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.57            $4.48       $10.14       $9.12       $7.81       $6.69
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .01          .01        (.03)       (.04)       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .42             1.08        (4.79)       2.61        1.99        1.28
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .43             1.09        (4.78)       2.58        1.95        1.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)              --         (.07)       (.11)       (.01)         --
Distributions from realized gains                           --               --         (.81)      (1.45)       (.63)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)              --         (.88)      (1.56)       (.64)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01               --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.98            $5.57        $4.48      $10.14       $9.12       $7.81
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.89%(a)        24.33%      (50.99%)(b)  32.56%      26.34%      18.98%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.49%(d)         2.60%        2.32%       2.36%       2.37%       2.55%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.10%(d)         2.12%        2.25%       2.36%       2.37%       2.51%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .20%(d)          .17%         .18%       (.31%)      (.53%)      (.41%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $9              $10           $3          $7          $4          $3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%              90%          85%        104%        124%         67%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.86            $4.74       $10.68       $9.53       $8.13       $6.90
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .09          .11         .09         .06         .03
Net gains (losses) (both realized and
 unrealized)                                               .44             1.12        (5.07)       2.72        2.07        1.36
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .48             1.21        (4.96)       2.81        2.13        1.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.09)        (.17)       (.21)       (.10)       (.02)
Distributions from realized gains                           --               --         (.81)      (1.45)       (.63)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.09)        (.98)      (1.66)       (.73)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01               --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.30            $5.86        $4.74      $10.68       $9.53       $8.13
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.46%(a)        25.85%      (50.46%)(b)  34.10%      27.86%      20.42%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.12%(d)         1.20%        1.10%       1.17%       1.14%       1.28%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .88%(d)          .92%        1.10%       1.17%       1.14%       1.28%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.45%(d)         1.77%        1.36%        .96%        .67%        .95%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $187             $191         $155        $267        $128         $83
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%              90%          85%        104%        124%         67%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2                                           SIX MONTHS ENDED      YEAR ENDED OCT. 31,
PER SHARE DATA                                      APRIL 30, 2010             2009(f)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.79                  $5.60
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02                   (.01)
Net gains (losses) (both realized and
 unrealized)                                               .43                    .25
--------------------------------------------------------------------------------------------
Total from investment operations                           .45                    .24
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)                  (.05)
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01                     --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.21                  $5.79
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.05%(a)               4.34%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.93%(d)               2.01%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.69%(d)               1.73%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .63%(d)               (.73%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%                    90%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.82            $4.71       $10.61       $9.48       $8.09       $6.88
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .08          .10         .05         .04         .02
Net gains (losses) (both realized and
 unrealized)                                               .44             1.11        (5.03)       2.72        2.06        1.34
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .48             1.19        (4.93)       2.77        2.10        1.36
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.08)        (.16)       (.19)       (.08)       (.01)
Distributions from realized gains                           --               --         (.81)      (1.45)       (.63)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.08)        (.97)      (1.64)       (.71)       (.15)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01               --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.26            $5.82        $4.71      $10.61       $9.48       $8.09
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.39%(a)        25.58%      (50.47%)(b)  33.70%      27.59%      20.07%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.42%(d)         1.50%        1.39%       1.46%       1.43%       1.61%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.18%(d)         1.17%        1.14%       1.46%       1.43%       1.57%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.17%(d)         1.56%        1.27%        .58%        .42%        .58%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--           $1          $1          $1          $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%              90%          85%        104%        124%         67%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5                                           SIX MONTHS ENDED      YEAR ENDED OCT. 31,
PER SHARE DATA                                      APRIL 30, 2010             2009(f)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.87                  $5.66
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04                    .00(g)
Net gains (losses) (both realized and
 unrealized)                                               .44                    .26
--------------------------------------------------------------------------------------------
Total from investment operations                           .48                    .26
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)                  (.05)
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .01                     --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.31                  $5.87
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.43%(a)               4.66%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.17%(d)               1.23%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .93%(d)                .97%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             1.44%(d)                .11%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1                     $1
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%                    90%
--------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) During the six months ended April 30, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.
(b) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) For the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
(g) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

RiverSource Partners International Select Growth Fund (the Fund) is a series of RiverSource International Managers Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares. At April 30, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 47% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Brazilian reais and Swedish kronas.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $313,319 representing 0.08% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a

--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts     $3,386    currency contracts     $9,564
-------------------------------------------------------------------------------------------
Total                                       $3,386                           $9,564
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
RISK EXPOSURE                                   FORWARD FOREIGN
CATEGORY                                      CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                         $(46,402)
----------------------------------------------------------------------
Total                                              $(46,402)
----------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
RISK EXPOSURE                                   FORWARD FOREIGN
CATEGORY                                      CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $25,921
----------------------------------------------------------------------
Total                                               $25,921
----------------------------------------------------------------------




--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $3.7 million at April 30, 2010. The monthly average gross notional amount for these contracts was $9.1 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.00% to 0.875% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Multi-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. Effective May 6, 2010, the Lipper International Small-Cap Funds Index replaced the Lipper International Multi-Cap Growth Funds Index. After a transition period, the Lipper International Small-Cap Funds Index will be used for purposes of determining the performance incentive adjustment. During a transition period, the Fund's performance will be compared to a 12 month blended index return that reflects the performance of the Lipper International Small-Cap Funds Index (new index) for the portion of the 12 month performance measurement period beginning with the effective date of the new index and the performance of the Lipper International Multi-Cap Growth Funds Index (prior index) for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the new index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $222,379 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.88% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has a subadvisory agreement with Columbia Wanger Asset Management, LLC (Columbia WAM). During the six-month period ended April 30, 2010, the Investment Manager also had a subadvisory agreement with

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Principal Global Investors, LLC (Principal). Effective May 6, 2010, Principal was terminated as a subadviser for the Fund.

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM from Bank of America (the Transaction).

The Transaction did not result in any change in the Columbia WAM personnel who manage the Fund or in the manner in which the Fund is managed. In addition, RiverSource Investments remains the Investment Manager of the Fund and, as such, continues to be the entity that oversees the overall management of the Fund. Nonetheless, the Transaction resulted in a change of control of Columbia WAM under the federal securities laws and the automatic termination of the subadvisory agreement with Columbia WAM. In connection with the Transaction, the Board recommended that shareholders approve a new subadvisory agreement.

At a Joint Special Meeting of Shareholders held on May 21, 2010, shareholders who owned shares of the Fund on April 9, 2010 approved a new subadvisory agreement with Columbia WAM, the Fund's current subadviser.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,111.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman International Growth Fund, which was acquired by the Fund on Aug. 14, 2009 (See Note 11), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $56,632. The liability remaining at April 30, 2010 for Non-Recurring Charges amounted to $29,267 and is included within other accrued expenses in the Statement of Assets and Liabilities.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $972,000 and $75,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $90,067 for Class A, $8,531 for Class B and $446 for Class C for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.33%
Class B..............................................  2.10
Class C..............................................  2.10
Class I..............................................  0.88
Class R2.............................................  1.69
Class R4.............................................  1.18
Class R5.............................................  0.93


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $138,085
Class B...........................................    18,875
Class C...........................................     7,221


The management fees waived/reimbursed at the Fund level were $487,565.

Under an agreement which is effective until June 30, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired

--------------------------------------------------------------------------------
52  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.44%
Class B..............................................  2.21
Class C..............................................  2.21
Class I..............................................  0.99
Class R2.............................................  1.79
Class R4.............................................  1.29
Class R5.............................................  1.04


Effective July 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.52%
Class B..............................................  2.29
Class C..............................................  2.29
Class I..............................................  1.07
Class R2.............................................  1.87
Class R4.............................................  1.37
Class R5.............................................  1.12


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $142,340,796 and $190,790,016, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                       APRIL 30, 2010   OCT. 31, 2009*
----------------------------------------------------------------------
CLASS A
Sold                                      1,047,614         3,540,461
Fund merger                                     N/A         2,354,748
Converted from Class B**                     15,836           648,620
Reinvested distributions                    212,832           288,920
Redeemed                                 (5,038,232)      (16,320,016)
----------------------------------------------------------------------
Net increase (decrease)                  (3,761,950)       (9,487,267)
----------------------------------------------------------------------

CLASS B
Sold                                         89,923           397,457
Fund merger                                     N/A           310,477
Reinvested distributions                     19,658                --
Converted to Class A**                      (16,474)         (678,251)
Redeemed                                   (713,276)       (2,202,958)
----------------------------------------------------------------------
Net increase (decrease)                    (620,169)       (2,173,275)
----------------------------------------------------------------------

CLASS C
Sold                                        123,262           152,652
Fund merger                                     N/A         1,185,644
Reinvested distributions                      7,209                --
Redeemed                                   (375,794)         (345,714)
----------------------------------------------------------------------
Net increase (decrease)                    (245,323)          992,582
----------------------------------------------------------------------

CLASS I
Sold                                        743,077         5,442,937
Reinvested distributions                    289,087           574,358
Redeemed                                 (4,032,322)       (6,118,549)
----------------------------------------------------------------------
Net increase (decrease)                  (3,000,158)         (101,254)
----------------------------------------------------------------------

CLASS R2
Sold                                         36,196            13,233
Fund merger                                     292            14,162
Redeemed                                    (21,491)           (6,256)
----------------------------------------------------------------------
Net increase (decrease)                      14,997            21,139
----------------------------------------------------------------------

CLASS R4
Sold                                          9,294            20,268
Reinvested distributions                        586             1,772
Redeemed                                    (15,162)          (54,495)
----------------------------------------------------------------------
Net increase (decrease)                      (5,282)          (32,455)
----------------------------------------------------------------------



--------------------------------------------------------------------------------
54  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                      SIX MONTHS ENDED    YEAR ENDED
                                       APRIL 30, 2010   OCT. 31, 2009*
----------------------------------------------------------------------
CLASS R5
Sold                                          7,132               441
Reinvested distributions                      1,382                --
Fund merger                                     N/A           159,451
----------------------------------------------------------------------
Net increase (decrease)                       8,514           159,892
----------------------------------------------------------------------


* Class R2 and Class R5 shares are for the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $36,084,087 were on loan, secured by cash collateral of $39,095,489 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $179,222 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $74,058,630 and $72,544,747, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.


--------------------------------------------------------------------------------
56  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


10. PROCEEDS FROM REGULATORY SETTLEMENT

During the six months ended April 30, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $327,753, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FUND MERGER

At the close of business on Aug. 14, 2009, RiverSource Partners International Select Growth Fund acquired the assets and assumed the identified liabilities of Seligman International Growth Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of RiverSource Partners International Select Growth Fund immediately before the acquisition were $377,057,493 and the combined net assets immediately after the acquisition were $398,900,088.

The merger was accomplished by a tax-free exchange of 2,727,272 shares of Seligman International Growth Fund valued at $21,842,595.

In exchange for the Seligman International Growth Fund shares and net assets, RiverSource Partners International Select Growth Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  2,354,748
Class B...........................................    310,477
Class C...........................................  1,185,644
Class R2..........................................     14,162
Class R5..........................................    159,451


The components of Seligman International Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets................................  $ 21,842,595
Capital Stock...................................  $ 54,750,759
Excess of distributions over net investment
  income........................................  $    (58,419)
Accumulated net realized loss...................  $(37,273,906)
Unrealized appreciation.........................  $  4,424,161




--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $185,090,340 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

2015            2016           2017
$823,328    $67,466,960    $116,800,052


RiverSource Partners International Growth Fund acquired $10,745,829 of capital loss carry-overs in connection with the Seligman International Growth Fund merger (Note 11). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. For the year ended Oct. 31, 2009, $25,895,754 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital carry-over before it expires.

13. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

14. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or

--------------------------------------------------------------------------------
58  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

15. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates,and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
60  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Columbia Wanger Asset Management LLC (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund. Effective May 6, 2010, Principal Global Investors, LLC ("Principal") was terminated as a subadviser to the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements and termination of the subadvisory agreement with Principal.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  61

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management, its affiliates and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management, its affiliates and the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully

--------------------------------------------------------------------------------
62  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the multiple portfolio management teams. Further, the Board reviewed the performance of the Subadviser and Principal, as well as Columbia Management's processes for monitoring them. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. Additionally, pursuant to the investment manager's recommendation, the Board approved the termination of Principal effective May 6, 2010.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. In addition, the Independent Directors considered the investment manager's proposal to adjust the expense caps/waivers in connection with the proposed termination of Principal as a subadviser to the Fund and related proposals to modify the Fund's investment strategy and change the Fund's benchmarks, which would cause a change to the Fund's peer group. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  63

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Agreement are borne by the investment manager, and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds. In addition, the Independent Directors noted that the Subadviser is proposed to retain sole portfolio management responsibility for the Fund and acknowledged that the Subadviser would be affiliated with the investment manager upon the close of the Columbia Transaction and, as a result, the Independent Directors considered the investment manager's economic benefit associated with the termination of Principal.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees

--------------------------------------------------------------------------------
64  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
                                                                      REPORT  65

RESULTS OF MEETING OF SHAREHOLDERS  --------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS HELD ON MAY 21, 2010
(UNAUDITED)

A brief description of the proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal is set forth below. A vote is based on total dollar interest in the Fund.

To approve the proposed new investment sub-advisory agreement with Columbia Wanger Asset Management, L.P.

  DOLLARS VOTED      DOLLARS VOTED                         BROKER
      "FOR"            "AGAINST"        ABSTENTIONS      NON-VOTES
------------------------------------------------------------------
$289,259,351.484    $8,700,068.879    $18,321,981.522       0.00
------------------------------------------------------------------




--------------------------------------------------------------------------------
66  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2010 SEMIANNUAL
REPORT

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6254 K (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
PARTNERS INTERNATIONAL SELECT VALUE FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   28

Statement of Operations............   30

Statements of Changes in Net
  Assets...........................   31

Financial Highlights...............   33

Notes to Financial Statements......   38

Approval of Investment Management
  Services Agreement...............   54

Proxy Voting.......................   58




--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Select Value Fund (the Fund) Class A shares increased 5.50% (excluding sales charge) for the six month period ended April 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) EAFE Value Index, which rose 0.58% for the same period.

> The Fund underperformed its peer group, represented by the Lipper
  International Multi-Cap Value Funds Index, which gained 6.05% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                      SINCE
                                                                    INCEPTION
                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   9/28/01
-----------------------------------------------------------------------------
RiverSource Partners
  International Select Value
  Fund Class A (excluding
  sales charge)                 +5.50%   +35.03%  -13.11%   +1.88%    +6.84%
-----------------------------------------------------------------------------
MSCI EAFE Value Index(1)
  (unmanaged)                   +0.58%   +33.20%   -9.82%   +3.95%    +7.81%
-----------------------------------------------------------------------------
Lipper International Multi-
  Cap Value Funds Index(2)      +6.05%   +38.04%   -7.56%   +4.89%    +8.63%
-----------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Value Index, an unmanaged index and subset of the MSCI EAFE Index, measures the performance of value stocks in the MSCI EAFE Index. The style characteristics used for index construction include book value to price ratio, 12-month forward earnings to price ratio, and dividend yield. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Multi-Cap Value Funds Index includes the 10 largest international multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  9/28/01)                   +5.50%   +35.03%  -13.11%   +1.88%    +6.84%
--------------------------------------------------------------------------
Class B (inception
  9/28/01)                   +5.24%   +33.95%  -13.76%   +1.13%    +6.05%
--------------------------------------------------------------------------
Class C (inception
  9/28/01)                   +5.06%   +33.78%  -13.75%   +1.11%    +6.04%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +5.96%   +35.76%  -12.62%   +2.42%    +4.49%
--------------------------------------------------------------------------
Class R4 (inception
  9/28/01)                   +5.64%   +35.25%  -12.70%   +2.25%    +7.13%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  9/28/01)                   -0.57%   +27.28%  -14.81%   +0.69%    +6.11%
--------------------------------------------------------------------------
Class B (inception
  9/28/01)                   +0.24%   +28.95%  -14.44%   +0.86%    +6.05%
--------------------------------------------------------------------------
Class C (inception
  9/28/01)                   +4.06%   +32.78%  -13.75%   +1.11%    +6.04%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
   X                      Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Australia                                   4.8%
------------------------------------------------
Belgium                                     0.3%
------------------------------------------------
Bermuda                                     0.4%
------------------------------------------------
Brazil                                      1.1%
------------------------------------------------
Canada                                      5.6%
------------------------------------------------
Denmark                                     1.2%
------------------------------------------------
Finland                                     1.4%
------------------------------------------------
France                                     11.2%
------------------------------------------------
Germany                                     8.3%
------------------------------------------------
Hong Kong                                   1.3%
------------------------------------------------
India                                       0.5%
------------------------------------------------
Ireland                                     0.2%
------------------------------------------------
Italy                                       3.6%
------------------------------------------------
Japan                                      24.4%
------------------------------------------------
Kazakhstan                                  0.3%
------------------------------------------------
Netherlands                                 5.5%
------------------------------------------------
New Zealand                                 0.8%
------------------------------------------------
Norway                                      0.1%
------------------------------------------------
Russia                                      0.5%
------------------------------------------------
Singapore                                   1.7%
------------------------------------------------
South Africa                                1.7%
------------------------------------------------
South Korea                                 2.6%
------------------------------------------------
Spain                                       2.1%
------------------------------------------------
Switzerland                                 2.0%
------------------------------------------------
Taiwan                                      0.6%
------------------------------------------------
Turkey                                      0.4%
------------------------------------------------
United Kingdom                             15.8%
------------------------------------------------
Other(2)                                    1.6%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                       REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Vodafone Group PLC (United Kingdom)         2.4%
------------------------------------------------
Royal Dutch Shell PLC, Series A
  (Netherlands)                             2.2%
------------------------------------------------
Telecom Italia SpA (Italy)                  1.9%
------------------------------------------------
Sanofi-Aventis SA (France)                  1.7%
------------------------------------------------
BP PLC (United Kingdom)                     1.6%
------------------------------------------------
AstraZeneca PLC (United Kingdom)            1.6%
------------------------------------------------
Banco Santander SA (Spain)                  1.3%
------------------------------------------------
Nissan Motor Co., Ltd. (Japan)              1.3%
------------------------------------------------
Allianz SE (Germany)                        1.2%
------------------------------------------------
E.ON AG (Germany)                           1.2%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                       REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,055.00        $ 7.94         1.55%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.20        $ 7.80         1.55%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,052.40        $11.92         2.33%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.31        $11.70         2.33%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,050.60        $11.86         2.32%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.36        $11.65         2.32%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,059.60        $ 4.83          .94%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.24        $ 4.73          .94%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,056.40        $ 6.36         1.24%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.75        $ 6.24         1.24%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +5.50% for Class A, +5.24% for Class B, +5.06% for Class C, +5.96% for Class I and 5.64% for Class R4.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.7%)
Alumina Ltd.                                            688,443(d)           $972,011
Australia & New Zealand Banking Group Ltd.              349,700(d)          7,743,925
BHP Billiton Ltd.                                        48,000             1,754,320
Commonwealth Property Office Fund                     3,226,389             2,749,706
David Jones Ltd.                                        241,433(d)          1,034,956
Intoll Group                                          1,812,328             1,869,815
Lend Lease Group                                        194,260             1,528,679
Macquarie Group Ltd.                                     82,700(d)          3,770,306
National Australia Bank Ltd.                            279,221(d)          7,132,242
Newcrest Mining Ltd.                                     98,502(d)          2,972,708
Telstra Corp., Ltd.                                     448,600             1,314,065
Transfield Services Ltd.                                475,459(d)          1,733,479
                                                                      ---------------
Total                                                                      34,576,212
-------------------------------------------------------------------------------------

BELGIUM (0.2%)
Belgacom SA                                              49,689(d)          1,744,842
-------------------------------------------------------------------------------------

BERMUDA (0.4%)
Axis Capital Holdings Ltd.                               91,093             2,839,369
-------------------------------------------------------------------------------------

BRAZIL (1.1%)
Banco do Brasil SA                                      135,500             2,338,009
Centrais Eletricas Brasileiras SA, ADR                  159,459(d)          2,804,884
Empresa Brasileira de Aeronautica SA                    509,800             3,030,926
                                                                      ---------------
Total                                                                       8,173,819
-------------------------------------------------------------------------------------

CANADA (5.5%)
Barrick Gold Corp.                                      180,362             7,854,766
Bombardier, Inc., Series B                              432,100             2,254,731
Ivanhoe Mines Ltd.                                       84,571(b)          1,337,913
Kinross Gold Corp.                                      267,420             5,072,957
Magna International, Inc., Class A                       46,503(b)          3,053,387
Morguard Real Estate Investment Trust                    69,100               909,586
National Bank of Canada                                  42,200             2,580,112
Nexen, Inc.                                             395,688             9,616,052
Northern Property Real Estate Investment
 Trust                                                   61,200             1,458,148
Pason Systems, Inc.                                      67,100               805,966
Suncor Energy, Inc.                                     166,988             5,713,136
                                                                      ---------------
Total                                                                      40,656,754
-------------------------------------------------------------------------------------

DENMARK (1.2%)
Carlsberg A/S, Series B                                  58,825             4,754,276
Danske Bank A/S                                         149,500(b)          3,903,144
                                                                      ---------------
Total                                                                       8,657,420
-------------------------------------------------------------------------------------

FINLAND (1.4%)
Nokia OYJ                                               511,700             6,255,104
Nokia OYJ, ADR                                          311,983             3,793,713
                                                                      ---------------
Total                                                                      10,048,817
-------------------------------------------------------------------------------------

FRANCE (11.0%)
Alcatel-Lucent                                        1,097,655(b,d)        3,498,497
AREVA SA                                                  3,963(d)          1,959,870
BNP Paribas                                             117,622             8,078,098
Boiron SA                                                30,177             1,224,364
Bouygues SA                                              37,500(d)          1,857,909
Carbone Lorraine                                         64,125             2,339,590
Carrefour SA                                             80,055(d)          3,923,359
Casino Guichard Perrachon SA                             17,900(d)          1,579,913
Compagnie de St-Gobain                                   46,700(d)          2,305,108
Credit Agricole SA                                      119,468             1,707,608
EDF SA                                                   80,500             4,313,820
Euler Hermes SA                                           9,431(d)            779,986
Fimalac                                                  12,311(d)            608,694
France Telecom SA                                       294,900             6,455,127


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FRANCE (CONT.)
IPSOS                                                    40,697            $1,557,307
Klepierre                                                27,700(d)            954,446
Lagardere SCA                                           117,900(d)          4,754,721
Latecoere SA                                             59,746(b,d)          178,965
Neopost SA                                               31,174(d)          2,478,878
Nexans SA                                                23,521(d)          1,853,967
Sanofi-Aventis SA                                       178,594(b)         12,182,058
Societe Generale                                        113,840(d)          6,078,289
Thales SA                                                89,205(d)          3,321,734
Vivendi SA                                              267,760(d)          7,023,210
                                                                      ---------------
Total                                                                      81,015,518
-------------------------------------------------------------------------------------

GERMANY (8.2%)
Allianz SE                                               77,400(b,d)        8,849,970
Bayer AG                                                 95,100(d)          6,095,510
Bilfinger Berger AG                                      33,255(d)          2,205,217
BMW AG                                                   88,300(d)          4,361,860
Celesio AG                                               74,400(d)          2,423,706
Deutsche Bank AG                                         82,500             5,697,071
Deutsche Post AG                                        220,490             3,583,156
E.ON AG                                                 226,500(d)          8,375,948
ElringKlinger AG                                         30,985(d)            866,117
Fielmann AG                                              13,675             1,033,092
GFK SE                                                   28,705             1,066,250
MTU Aero Engines Holding AG                              20,380             1,117,231
Muenchener Rueckversicherungs AG                         11,900(d)          1,680,081
Rational AG                                               5,887               962,364
Siemens AG                                               38,554             3,764,165
Symrise AG                                              105,225             2,677,039
ThyssenKrupp AG                                          97,600             3,173,320
Wincor Nixdorf AG                                        29,755             2,027,391
                                                                      ---------------
Total                                                                      59,959,488
-------------------------------------------------------------------------------------

HONG KONG (1.3%)
AMVIG Holdings Ltd.                                   2,152,000             1,577,555
Arts Optical International Holdings                   1,160,000               531,891
ASM Pacific Technology Ltd.                             112,000             1,056,030
Esprit Holdings Ltd.                                    611,100(d)          4,377,535
Fong's Industries Co., Ltd.                           2,538,000(b)          1,124,358
New World Development Ltd.                              128,000               227,039
Pacific Basin Shipping Ltd.                             950,000               719,569
                                                                      ---------------
Total                                                                       9,613,977
-------------------------------------------------------------------------------------

INDIA (0.5%)
Hindalco Industries Ltd.                                493,500             1,955,243
Tata Steel Ltd.                                         118,400             1,633,562
                                                                      ---------------
Total                                                                       3,588,805
-------------------------------------------------------------------------------------

IRELAND (0.2%)
Glanbia PLC                                             178,329               764,459
United Drug PLC                                         168,434               587,344
                                                                      ---------------
Total                                                                       1,351,803
-------------------------------------------------------------------------------------

ITALY (3.6%)
ENI SpA                                                 261,500             5,843,694
ERG SpA                                                 136,743             1,880,177
Telecom Italia SpA                                   11,211,431(b)         13,661,559
UniCredit SpA                                         1,804,925             4,729,641
                                                                      ---------------
Total                                                                      26,115,071
-------------------------------------------------------------------------------------

JAPAN (24.0%)
Aeon Co., Ltd.                                          158,900(d)          1,819,647
Ariake Japan Co., Ltd.                                   72,800             1,087,931
Asahi Breweries Ltd.                                    165,500(d)          2,973,417
Coca-Cola West Co., Ltd.                                323,000(d)          5,715,613
Dai Nippon Printing Co., Ltd.                           443,000(d)          6,138,206
East Japan Railway Co.                                   41,900             2,803,298
Elpida Memory, Inc.                                     134,100(b)          2,857,149
FCC Co., Ltd.                                            88,600             1,831,197


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
FUJIFILM Holdings Corp.                                 110,200            $3,777,322
Hogy Medical Co., Ltd.                                   32,200             1,614,407
Horiba Ltd.                                              56,500(d)          1,667,727
ITOCHU Corp.                                            296,000             2,564,853
Japan Tobacco, Inc.                                       1,137             3,940,840
JFE Holdings, Inc.                                      100,500             3,584,592
JS Group Corp.                                          150,600(d)          2,954,027
Kao Corp.                                                74,800             1,824,057
KDDI Corp.                                                  848             4,089,306
Konami Corp.                                             12,400               240,611
MS&AD Insurance Group Holdings, Inc.                    150,600             4,329,321
Mabuchi Motor Co., Ltd.                                  67,500(d)          3,721,048
Miraca Holdings, Inc.                                    16,100               518,738
Mitsubishi Corp.                                        240,600             5,700,217
Mitsubishi Gas Chemical Co., Inc.                       376,000(d)          2,267,630
Mitsubishi Materials Corp.                              254,000(b)            761,445
Mitsubishi UFJ Financial Group, Inc.                    421,600             2,197,323
Mitsui & Co., Ltd.                                      282,100             4,240,385
Mitsui Fudosan Co., Ltd.                                262,000             4,852,825
Miura Co., Ltd.                                          27,900(d)            682,317
Murata Manufacturing Co., Ltd.                           80,200             4,746,885
NAMCO BANDAI Holdings, Inc.                             154,500(d)          1,541,896
Nifco Inc.                                               73,400(d)          1,641,661
Nintendo Co., Ltd.                                        8,800             2,956,634
Nippon Telegraph & Telephone Corp.                      145,500             5,923,316
Nippon Telegraph & Telephone Corp., ADR                 264,298(d)          5,362,606
Nissan Motor Co., Ltd.                                1,054,200(b,d)        9,174,226
ORIX Corp.                                               87,310(d)          7,981,403
Rohm Co., Ltd.                                           26,300             1,949,405
Sega Sammy Holdings, Inc.                               244,300             3,194,285
Sekisui House Ltd.                                      308,000(d)          2,936,347
Seven & I Holdings Co., Ltd.                            199,600             5,104,805
Sharp Corp.                                             364,000(d)          4,715,287
Shimano, Inc.                                            11,600               529,551
Shiseido Co., Ltd.                                      216,600(d)          4,541,405
Sony Corp.                                               95,500             3,270,346
Sumitomo Mitsui Financial Group, Inc.                   178,200             5,894,343
Sumitomo Realty & Development Co., Ltd.                 181,000(d)          3,714,519
Taiyo Ink Manufacturing Co., Ltd.                        30,700(d)            898,816
Takeda Pharmaceutical Co., Ltd.                          22,500               966,199
The Sumitomo Trust & Banking Co., Ltd.                  442,000             2,673,443
The Tokyo Electric Power Co., Inc.                      211,000             5,296,187
Toshiba Corp.                                           989,000(b)          5,702,044
Ushio, Inc.                                              64,600(d)          1,067,117
Wacoal Holdings Corp.                                   279,000(d)          3,560,948
                                                                      ---------------
Total                                                                     176,099,123
-------------------------------------------------------------------------------------

KAZAKHSTAN (0.3%)
KazMunaiGas Exploration Production GDR                   85,350             2,086,917
-------------------------------------------------------------------------------------

NETHERLANDS (5.4%)
Fugro NV                                                 15,137               985,207
Koninklijke DSM NV                                       54,104             2,416,383
Koninklijke Vopak NV                                     31,078(d)          2,548,776
QIAGEN NV                                                32,377(b,d)          749,242
Randstad Holding NV                                     117,200(b,d)        5,937,727
Royal Boskalis Westminster NV                            53,069             2,393,478
Royal Dutch Shell PLC, ADR                              101,720(d)          6,172,370
Royal Dutch Shell PLC, Series A                         501,652(d)         15,739,076
Wolters Kluwer NV                                       140,142(d)          2,863,045
                                                                      ---------------
Total                                                                      39,805,304
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

NEW ZEALAND (0.8%)
Auckland International Airport Ltd.                     598,544              $870,040
Fisher & Paykel Healthcare Corp., Ltd.                  852,378             2,176,204
Sky City Entertainment Group Ltd.                       539,501             1,232,877
Telecom Corp. of New Zealand Ltd.                     1,015,725(d)          1,574,425
                                                                      ---------------
Total                                                                       5,853,546
-------------------------------------------------------------------------------------

NORWAY (0.1%)
Farstad Shipping ASA                                     34,150(d)            924,232
-------------------------------------------------------------------------------------

RUSSIA (0.5%)
Gazprom OAO, ADR                                         57,400(d)          1,317,687
LUKOIL OAO, ADR                                          42,900(d)          2,413,087
                                                                      ---------------
Total                                                                       3,730,774
-------------------------------------------------------------------------------------

SINGAPORE (1.7%)
Ascendas Real Estate Investment Trust                   703,000(d)            981,629
CapitaMall Trust                                      1,771,099             2,498,558
Hyflux Ltd.                                             389,000(d)            976,653
Parkway Holdings Ltd.                                   594,000             1,454,179
SembCorp Marine Ltd.                                    162,000(d)            495,797
SIA Engineering Co., Ltd.                               583,000             1,560,545
Singapore Airport Terminal Services Ltd.                692,000             1,408,786
SMRT Corp., Ltd.                                        863,000             1,433,029
StarHub Ltd.                                            987,000             1,675,537
                                                                      ---------------
Total                                                                      12,484,713
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.6%)
AngloGold Ashanti Ltd., ADR                             133,222(d)          5,576,673
Gold Fields Ltd.                                        322,862             4,315,629
Impala Platinum Holdings Ltd.                            72,482             2,045,020
                                                                      ---------------
Total                                                                      11,937,322
-------------------------------------------------------------------------------------

SOUTH KOREA (2.5%)
Hynix Semiconductor, Inc.                                63,100(b)          1,597,452
KB Financial Group, Inc.                                 58,087             2,830,852
Korea Electric Power Corp., ADR                         208,128(b,d)        3,130,245
Samsung Electronics Co., Ltd.                             6,700             5,095,420
SK Telecom Co. Ltd., ADR                                328,856             6,087,125
                                                                      ---------------
Total                                                                      18,741,094
-------------------------------------------------------------------------------------

SPAIN (2.1%)
Banco Santander SA                                      733,193(d)          9,321,760
Prosegur Compania de Seguridad SA                        33,835             1,569,740
Telefonica SA                                           188,700             4,270,788
                                                                      ---------------
Total                                                                      15,162,288
-------------------------------------------------------------------------------------

SWITZERLAND (1.9%)
Novartis AG                                             116,780(d)          5,954,276
UBS AG                                                  157,666(b)          2,431,210
Xstrata PLC                                             342,070             5,611,081
                                                                      ---------------
Total                                                                      13,996,567
-------------------------------------------------------------------------------------

TAIWAN (0.6%)
AU Optronics Corp.                                    2,195,960             2,530,716
United Microelectronics Corp.                         3,143,000(b)          1,581,655
                                                                      ---------------
Total                                                                       4,112,371
-------------------------------------------------------------------------------------

TURKEY (0.3%)
Turkiye Garanti Bankasi AS                              520,900             2,526,912
-------------------------------------------------------------------------------------

UNITED KINGDOM (15.5%)
AstraZeneca PLC                                         252,106            11,139,346
BAE Systems PLC                                         638,000             3,343,782
Barclays PLC                                            979,500             5,031,337
Bodycote PLC                                            297,223             1,007,408
BP PLC                                                1,326,700            11,570,951
BP PLC, ADR                                              87,948(d)          4,586,488
Chloride Group PLC                                      874,087             4,002,432
Cobham PLC                                              171,666               695,835
Croda Intl PLC                                           76,168             1,168,001


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
De La Rue PLC                                            59,558              $829,634
GlaxoSmithKline PLC                                     197,063             3,657,557
Greene King PLC                                          98,003               680,100
Halma PLC                                               258,652             1,076,883
Imperial Tobacco Group PLC                               71,600             2,039,673
Kazakhmys PLC                                           116,400             2,465,932
Laird PLC                                               222,262               445,938
Marks & Spencer Group PLC                               600,300             3,356,760
Old Mutual PLC                                        1,539,900(b)          2,717,633
Rexam PLC                                               822,847             4,057,224
Rio Tinto PLC                                           139,200             7,196,456
Rolls-Royce Group PLC                                   506,200(b)          4,460,208
Rolls-Royce Group PLC, Series C                      45,558,000(b)             69,704
Rotork PLC                                              146,553             3,146,058
Serco Group PLC                                         118,457             1,136,897
Spectris PLC                                             84,488             1,156,071
Spirax-Sarco Engineering PLC                             31,516               741,397
The Weir Group PLC                                      200,697             3,012,787
Thomas Cook Group PLC                                   555,500             2,107,212
Travis Perkins PLC                                      150,200(b)          1,939,831
TT electronics PLC                                      369,138(b)            594,691
TUI Travel PLC                                          629,700             2,686,311
Ultra Electronics Holdings PLC                           58,102             1,371,755
United Utilities Group PLC                              311,953             2,552,712
Victrex PLC                                              87,478             1,344,935
Vodafone Group PLC                                    7,562,024            16,755,761
                                                                      ---------------
Total                                                                     114,145,700
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $680,492,735)                                                     $709,948,758
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              11,679,919(e)        $11,679,919
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,679,919)                                                       $11,679,919
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (21.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.4%)
Belmont Funding LLC
 04-12-10                            0.48%           $4,998,000            $4,998,000
Rhein-Main Securitisation
 06-28-10                            0.35             4,996,938             4,996,938
Scaldis Capital LLC
 05-25-10                            0.28             4,998,717             4,998,717
Versailles Commercial Paper LLC
 05-17-10                            0.28             2,999,183             2,999,183
                                                                      ---------------
Total                                                                      17,992,838
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (9.8%)
Banco Santander Central Hispano
 05-06-10                            0.29             5,000,000             5,000,000
Banque Federative du Credit Mutuel
 07-07-10                            0.41             3,995,909             3,995,909
Barclays Bank
 05-13-10                            0.33             2,000,000             2,000,000
 08-31-10                            0.37             5,000,000             5,000,000
BNP Paribas
 10-15-10                            0.33             3,000,000             3,000,000
Clydesdale Bank
 06-21-10                            0.36             3,000,000             3,000,000
Credit Agricole
 10-12-10                            0.32             3,000,000             3,000,000
Credit Suisse
 06-28-10                            0.37             5,000,000             5,000,000
Dexia Credit Local
 05-27-10                            0.34             4,000,000             4,000,000
KBC Bank
 05-17-10                            0.31             3,000,000             3,000,000
Macquarie Bank
 05-06-10                            0.31             4,999,699             4,999,699


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Nederlandse Waterschapsbank
 05-28-10                            0.30%           $4,998,834            $4,998,834
Norinchukin Bank
 05-28-10                            0.29             2,000,000             2,000,000
Pohjola Bank
 06-15-10                            0.33             7,493,680             7,493,680
Rabobank Group
 05-03-10                            0.28             4,998,755             4,998,755
Unicredito Italiano
 05-03-10                            0.28             5,000,000             5,000,000
United Overseas Bank
 05-28-10                            0.30             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      71,486,877
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
BTM Capital
 05-17-10                            0.33             3,998,827             3,998,827
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (8.6%)(f)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $15,000,275                         0.22            15,000,000            15,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $4,008,389                          0.19             4,008,325             4,008,325
 $27,000,563                         0.25            27,000,000            27,000,000
Morgan Stanley
 dated 01-21-10, matures 05-28-10,
 repurchase price
 $7,002,232                          0.41             7,000,000             7,000,000
Morgan Stanley
 dated 04-15-10, matures 05-28-10,
 repurchase price
 $5,001,594                          0.41             5,000,000             5,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,129                          0.31             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      63,008,325
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $156,486,867)                                                     $156,486,867
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $848,659,521)(g)                                                  $878,115,544
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                             2.7%        $19,844,871
Air Freight & Logistics                         0.5           3,583,156
Auto Components                                 0.8           5,750,701
Automobiles                                     1.8          13,536,086
Beverages                                       1.8          13,443,306
Building Products                               0.7           5,259,135
Capital Markets                                 1.6          11,898,587
Chemicals                                       1.7          12,414,465


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (continued)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Commercial Banks                               10.1%        $74,767,038
Commercial Services & Supplies                  1.6          11,407,956
Communications Equipment                        1.8          13,547,314
Computers & Peripherals                         1.1           7,729,435
Construction & Engineering                      0.9           6,456,604
Consumer Finance                                1.1           7,981,403
Containers & Packaging                          0.8           5,634,779
Diversified Financial Services                  0.1             608,694
Diversified Telecommunication Services          5.5          40,306,728
Electric Utilities                              3.3          23,921,084
Electrical Equipment                            1.5          11,222,976
Electronic Equipment, Instruments &
  Components                                    3.1          22,863,339
Energy Equipment & Services                     0.4           2,715,405
Food & Staples Retailing                        1.7          12,427,724
Food Products                                   0.3           1,852,390
Health Care Equipment & Supplies                0.5           3,790,611
Health Care Providers & Services                0.7           4,983,967
Hotels, Restaurants & Leisure                   0.9           6,706,500
Household Durables                              1.6          11,884,344
Household Products                              0.2           1,824,057
Industrial Conglomerates                        0.5           3,764,165
Insurance                                       2.9          21,196,360
Leisure Equipment & Products                    0.7           5,265,732
Life Sciences Tools & Services                  0.1             749,242
Machinery                                       1.0           7,064,064
Marine                                          0.1             719,569
Media                                           2.2          16,198,283
Metals & Mining                                 7.9          58,283,628
Multiline Retail                                0.6           4,391,716
Multi-Utilities                                 0.3           2,552,712
Office Electronics                              0.3           2,478,878
Oil, Gas & Consumable Fuels                     9.1          66,939,635
Personal Products                               0.6           4,541,405
Pharmaceuticals                                 5.6          41,219,310
Professional Services                           1.0           7,003,977
Real Estate Investment Trusts (REITs)           1.3           9,552,073
Real Estate Management & Development            1.4          10,323,062
Road & Rail                                     0.6           4,236,327
Semiconductors & Semiconductor
  Equipment                                     1.9          14,137,111
Software                                        0.4           3,197,245
Specialty Retail                                0.7           5,410,627
Textiles, Apparel & Luxury Goods                0.6           4,092,839
Tobacco                                         0.8           5,980,513
Trading Companies & Distributors                2.0          14,445,286
Transportation Infrastructure                   1.1           8,257,962


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (continued)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Water Utilities                                 0.1%           $976,653
Wireless Telecommunication Services             3.9          28,607,729
Other(1)                                       22.9         168,166,786
-----------------------------------------------------------------------
Total                                                      $878,115,544
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

At April 30, 2010, $504,909 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2010



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
Dow Jones EURO STOXX 50          168         $6,146,137    June 2010        $(144,787)
  Index



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                          CURRENCY TO            CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE            BE DELIVERED            BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 3, 2010                        132,740              144,001           $475            $--
                               U.S. Dollar    Australian Dollar
---------------------------------------------------------------------------------------------
May 6, 2010                        122,120           11,447,042             --           (238)
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------

May 7, 2010                        210,679           19,805,932            206             --
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------

May 10, 2010                       223,578           21,121,406          1,309             --
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------

May 18, 2010                     1,419,000            2,131,480             --        (39,519)
                             British Pound          U.S. Dollar
---------------------------------------------------------------------------------------------

May 18, 2010                    14,305,000           13,405,868             --       (678,261)
                           Canadian Dollar          U.S. Dollar
---------------------------------------------------------------------------------------------

May 18, 2010                    49,132,000           67,704,460      2,290,189             --
                    European Monetary Unit          U.S. Dollar

---------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010
(CONTINUED)



                          CURRENCY TO            CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE            BE DELIVERED            BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 18, 2010                   310,154,000            3,416,557       $113,968            $--
                              Japanese Yen          U.S. Dollar
---------------------------------------------------------------------------------------------

May 18, 2010                    30,831,890           35,601,000      2,051,304             --
                               U.S. Dollar    Australian Dollar
---------------------------------------------------------------------------------------------

May 18, 2010                    19,608,940           28,460,000      1,056,350             --
                               U.S. Dollar   New Zealand Dollar
---------------------------------------------------------------------------------------------

May 18, 2010                    21,247,855          126,310,000        153,213             --
                               U.S. Dollar      Norwegian Krone
---------------------------------------------------------------------------------------------

May 18, 2010                     2,240,072           15,953,000             --        (37,285)
                               U.S. Dollar        Swedish Krona
---------------------------------------------------------------------------------------------

May 18, 2010                    20,046,907          146,588,000        193,938             --
                               U.S. Dollar        Swedish Krona
---------------------------------------------------------------------------------------------

May 18, 2010                     4,498,899            4,845,000          4,230             --
                               U.S. Dollar          Swiss Franc
---------------------------------------------------------------------------------------------

Aug. 16, 2010                    1,790,000            1,781,183         19,664             --
                           Canadian Dollar          U.S. Dollar
---------------------------------------------------------------------------------------------

Aug. 16, 2010                2,132,134,000           23,087,888        362,646             --
                              Japanese Yen          U.S. Dollar
---------------------------------------------------------------------------------------------

Aug. 16, 2010                    9,260,134            9,800,000             --       (140,930)
                               U.S. Dollar          Swiss Franc
---------------------------------------------------------------------------------------------
Total                                                               $6,247,492      $(896,233)
---------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depositary Receipt
     GDR  --   Global Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.



--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Discount Notes                             $19,089
Fannie Mae Interest Strip                              82,237
Fannie Mae Pool                                    10,160,112
Fannie Mae Principal Strip                              1,916
Fannie Mae REMICS                                     300,566
Federal Farm Credit Bank                              263,435
Federal Home Loan Banks                               244,238
Federal Home Loan Mortgage Corp                       341,920
Federal National Mortgage Association                 246,107
Freddie Mac Non Gold Pool                           1,137,415
Freddie Mac Reference REMIC                            16,188
Freddie Mac REMICS                                    353,082
Freddie Mac Strips                                    205,389
Ginnie Mae I Pool                                     504,135
Ginnie Mae II Pool                                    374,247
Government National Mortgage Association               84,772
United States Treasury Inflation Indexed Bonds         69,032
United States Treasury Note/Bond                      120,317
United States Treasury Strip Coupon                   768,039
United States Treasury Strip Principal                  7,764
-------------------------------------------------------------
Total market value of collateral securities       $15,300,000
-------------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Pool                                    $2,939,609
Freddie Mac Gold Pool                                 990,636
Freddie Mac Non Gold Pool                             158,247
-------------------------------------------------------------
Total market value of collateral securities        $4,088,492
-------------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Allied Irish Banks PLC/New York NY                 $4,121,053
Banco Bilbao Vizcaya Argentaria/NY                    149,158
Bank of Nova Scotia                                     9,110
BNP Paribas NY                                      3,143,141
Calyon NY                                             210,517
Credit Agricole Corporate and Investment
  Bank/New York                                     2,066,495
Dexia Credit Local NY                               2,294,420
DnB NOR Bank                                           18,569
Natixis/New York NY                                 7,390,433
Nordea Bank Finland PLC                               617,412
Rabobank Nederland NV/NY                            1,023,158
Royal Bank of Scotland PLC/Greenwich CT               196,308
Sanpaolo IMI SpA/New York                              62,505
Societe Generale NY                                   909,474
Standard Chartered Banking                          1,242,807
Sumitomo Mitsui Banking Corp/New York               2,700,000
Svenska Handelsbanken/New York NY                      88,532
Toronto Dominion Bank/NY                            2,017,895
UBS AG Stamford                                        89,013
-------------------------------------------------------------
Total market value of collateral securities       $28,350,000
-------------------------------------------------------------


MORGAN STANLEY (0.41%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Abbot Laboratories                                   $179,919
Argento Variable Funding                              518,818
Atlantis One Funding Corp                               3,088
Australia & New Zealand Banking Group Ltd              98,370
Belmont Funding LLC                                   259,404
BTM Capital Corp                                      333,589
Chesham Financing/ Chesham LLC                        259,453
Commonwealth Bank of Australia                         18,906
Erasmus Capital Corp                                  425,000
Grampian Funding Ltd/LLC                              259,407
Intesa Funding LLC                                    259,410
LMA LMA Americas                                      518,817
Market St Funding Corp                                170,388
Metlife Short Term Funding                            206,389
NRW BANK                                              359,686
President & Fellows Harvard College                       832
Romulus Funding Corp                                   16,470
Salisbury Receivables Co LLC                          339,136
Scaldis & Scaldis                                     256,534
Sheffield Receivables Corp                            383,465


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.41%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Silver Tower US Fund                                 $259,411
Solitaire Funding Ltd                                  92,640
Starbird Funding Corp                                 259,408
Straight A Funding                                    822,852
Surrey Funding Corp                                   901,339
TSL USA Inc                                           147,269
-------------------------------------------------------------
Total market value of collateral securities        $7,350,000
-------------------------------------------------------------


MORGAN STANLEY (0.41%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Abbot Laboratories                                   $128,514
Argento Variable Funding                              370,584
Atlantis One Funding Corp                               2,206
Australia & New Zealand Banking Group Ltd              70,264
Belmont Funding LLC                                   185,289
BTM Capital Corp                                      238,278
Chesham Financing/ Chesham LLC                        185,324
Commonwealth Bank of Australia                         13,504
Erasmus Capital Corp                                  303,571
Grampian Funding Ltd/LLC                              185,291
Intesa Funding LLC                                    185,293
LMA LMA Americas                                      370,584
Market St Funding Corp                                121,706
Metlife Short Term Funding                            147,421
NRW BANK                                              256,919
President & Fellows Harvard College                       594
Romulus Funding Corp                                   11,764
Salisbury Receivables Co LLC                          242,240
Scaldis & Scaldis                                     183,238
Sheffield Receivables Corp                            273,903
Silver Tower US Fund                                  185,293
Solitaire Funding Ltd                                  66,172
Starbird Funding Corp                                 185,291
Straight A Funding                                    587,752
Surrey Funding Corp                                   643,813
TSL USA Inc                                           105,192
-------------------------------------------------------------
Total market value of collateral securities        $5,250,000
-------------------------------------------------------------




--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.31%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Pool                                    $1,474,531
Fannie Mae REMICS                                     467,738
Fannie Mae-Aces                                        16,488
Federal Farm Credit Bank                               92,460
Federal Home Loan Banks                               179,004
Federal Home Loan Mortgage Corp                        27,352
Federal National Mortgage Association                  81,596
Freddie Mac Gold Pool                               1,245,692
Freddie Mac Non Gold Pool                              67,976
Freddie Mac REMICS                                     23,831
Ginnie Mae I Pool                                      81,073
Ginnie Mae II Pool                                    107,165
Government National Mortgage Association                2,954
United States Treasury Bill                               370
United States Treasury Note/Bond                      837,713
United States Treasury Strip Coupon                   138,394
United States Treasury Strip Principal                255,663
-------------------------------------------------------------
Total market value of collateral securities        $5,100,000
-------------------------------------------------------------



(g) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $848,660,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $98,506,000
     Unrealized depreciation                         (69,050,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $29,456,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense          $2,254,731       $17,590,140         $--         $19,844,871
    Air Freight &
     Logistics                           --         3,583,156          --           3,583,156
    Auto Components               3,053,387         2,697,314          --           5,750,701
    Automobiles                          --        13,536,086          --          13,536,086
    Beverages                            --        13,443,306          --          13,443,306
    Building Products                    --         5,259,135          --           5,259,135
    Capital Markets               2,431,210         9,467,377          --          11,898,587
    Chemicals                            --        12,414,465          --          12,414,465
    Commercial Banks              2,580,112        72,186,926          --          74,767,038
    Commercial Services &
     Supplies                            --        11,407,956          --          11,407,956
    Communications
     Equipment                    3,793,714         9,753,600          --          13,547,314
    Computers &
     Peripherals                         --         7,729,435          --           7,729,435
    Construction &
     Engineering                         --         6,456,604          --           6,456,604
    Consumer Finance                     --         7,981,403          --           7,981,403
    Containers &
     Packaging                           --         5,634,779          --           5,634,779
    Diversified Financial
     Services                            --           608,694          --             608,694
    Diversified
     Telecommunication
     Services                     5,362,606        34,944,122          --          40,306,728
    Electric Utilities            5,935,129        17,985,955          --          23,921,084
    Electrical Equipment                 --        11,222,976          --          11,222,976
    Electronic Equipment,
     Instruments &
     Components                          --        22,863,339          --          22,863,339
    Energy Equipment &
     Services                       805,966         1,909,439          --           2,715,405
    Food & Staples
     Retailing                           --        12,427,724          --          12,427,724
    Food Products                        --         1,852,390          --           1,852,390
    Health Care Equipment
     & Supplies                          --         3,790,611          --           3,790,611
    Health Care Providers
     & Services                          --         4,983,967          --           4,983,967
    Hotels, Restaurants &
     Leisure                             --         6,706,500          --           6,706,500


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
    Household Durables                   --        11,884,344          --          11,884,344
    Household Products                   --         1,824,057          --           1,824,057
    Industrial
     Conglomerates                       --         3,764,165          --           3,764,165
    Insurance                     2,839,369        18,356,991          --          21,196,360
    Leisure Equipment &
     Products                            --         5,265,732          --           5,265,732
    Life Sciences Tools &
     Services                            --           749,242          --             749,242
    Machinery                            --         7,064,064          --           7,064,064
    Marine                               --           719,569          --             719,569
    Media                                --        16,198,283          --          16,198,283
    Metals & Mining              20,603,754        37,679,874          --          58,283,628
    Multiline Retail                     --         4,391,716          --           4,391,716
    Multi-Utilities                      --         2,552,712          --           2,552,712
    Office Electronics                   --         2,478,878          --           2,478,878
    Oil, Gas & Consumable
     Fuels                       26,088,046        40,851,589          --          66,939,635
    Personal Products                    --         4,541,405          --           4,541,405
    Pharmaceuticals                 966,199        40,253,111          --          41,219,310
    Professional Services                --         7,003,977          --           7,003,977
    Real Estate
     Investment Trusts
     (REITs)                      2,367,734         7,184,339          --           9,552,073
    Real Estate
     Management &
     Development                         --        10,323,062          --          10,323,062
    Road & Rail                          --         4,236,327          --           4,236,327
    Semiconductors &
     Semiconductor
     Equipment                           --        14,137,111          --          14,137,111
    Software                             --         3,197,245          --           3,197,245
    Specialty Retail                     --         5,410,627          --           5,410,627
    Textiles, Apparel &
     Luxury Goods                        --         4,092,839          --           4,092,839
    Tobacco                              --         5,980,513          --           5,980,513
    Trading Companies &
     Distributors                        --        14,445,286          --          14,445,286
    Transportation
     Infrastructure                      --         8,257,962          --           8,257,962
    Water Utilities                      --           976,653          --             976,653
    Wireless
     Telecommunication
     Services                     6,087,125        22,520,604          --          28,607,729
---------------------------------------------------------------------------------------------
Total Equity Securities          85,169,082       624,779,676          --         709,948,758
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                      11,679,919                --          --          11,679,919
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --       156,486,867          --         156,486,867
---------------------------------------------------------------------------------------------
Total Other                      11,679,919       156,486,867          --         168,166,786
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Investments in Securities        96,849,001       781,266,543          --         878,115,544
Other Financial
  Instruments(d)                   (144,787)        5,351,259          --           5,206,472
---------------------------------------------------------------------------------------------
Total                           $96,704,214      $786,617,802         $--        $883,322,016
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                       PREFERRED
                                                    STOCKS & OTHER
------------------------------------------------------------------
Balance as of Oct. 31, 2009                                $1
  Accrued discounts/premiums                               --
  Realized gain (loss)                                     --
  Change in unrealized appreciation
    (depreciation)*                                        (1)
  Net purchases (sales)                                    --
  Transfers in and/or out of Level 3                       --
------------------------------------------------------------------
Balance as of Jan. 31, 2010                               $--
------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $0.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  27

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $680,492,735)             $  709,948,758
  Affiliated money market fund (identified cost $11,679,919)           11,679,919
  Investments of cash collateral received for securities on loan
    (identified cost $156,486,867)                                    156,486,867
---------------------------------------------------------------------------------
Total investments in securities (identified cost $848,659,521)        878,115,544
Foreign currency holdings (identified cost $3,885,415)                  3,934,696
Capital shares receivable                                                 153,111
Dividends and accrued interest receivable                               2,698,108
Receivable for investment securities sold                               7,332,420
Unrealized appreciation on forward foreign currency contracts           6,247,492
Margin deposits on futures contracts                                      504,909
---------------------------------------------------------------------------------
Total assets                                                          898,986,280
---------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  1,030,705
Payable for investment securities purchased                             5,120,696
Payable upon return of securities loaned                              156,486,867
Variation margin payable on futures contracts                              31,312
Unrealized depreciation on forward foreign currency contracts             896,233
Accrued investment management services fees                                17,773
Accrued distribution fees                                                   5,551
Accrued transfer agency fees                                                5,634
Accrued administrative services fees                                        1,591
Accrued plan administration services fees                                       3
Other accrued expenses                                                    177,436
---------------------------------------------------------------------------------
Total liabilities                                                     163,773,801
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $  735,212,479
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,255,802
Additional paid-in capital                                          1,045,311,565
Excess of distributions over net investment income                     (6,446,457)
Accumulated net realized gain (loss)                                 (339,574,580)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           34,666,149
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $  735,212,479
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  148,649,787
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $470,217,191           80,234,694                       $5.86(1)
Class B          $ 73,222,018           13,270,148                       $5.52
Class C          $ 10,080,522            1,835,757                       $5.49
Class I          $181,230,215           30,162,122                       $6.01
Class R4         $    462,533               77,442                       $5.97
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.22. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  29

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 9,779,318
Interest                                                                 2,230
Income distributions from affiliated money market fund                  13,857
Income from securities lending -- net                                  312,909
  Less foreign taxes withheld                                         (984,523)
------------------------------------------------------------------------------
Total income                                                         9,123,791
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  3,124,203
Distribution fees
  Class A                                                              648,758
  Class B                                                              392,616
  Class C                                                               53,369
Transfer agency fees
  Class A                                                              952,993
  Class B                                                              152,774
  Class C                                                               20,099
  Class R4                                                                 124
Administrative services fees                                           312,428
Plan administration services fees -- Class R4                              618
Compensation of board members                                           13,518
Custodian fees                                                         100,460
Printing and postage                                                    71,950
Registration fees                                                       26,400
Professional fees                                                       17,331
Other                                                                   86,620
------------------------------------------------------------------------------
Total expenses                                                       5,974,261
------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,149,530
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                               (493,521)
  Foreign currency transactions                                      8,035,626
  Futures contracts                                                  1,089,277
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              8,631,382
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        42,850,742
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               51,482,124
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $54,631,654
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   3,149,530  $  14,837,867
Net realized gain (loss) on investments                                   8,631,382   (358,829,233)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     42,850,742    528,736,555
Payment from Investment Manager (Note 2)                                         --        628,616
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          54,631,654    185,373,805
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (10,408,223)   (56,437,211)
    Class B                                                              (1,121,420)   (10,360,690)
    Class C                                                                (172,298)    (1,163,063)
    Class I                                                              (5,085,878)    (8,912,572)
    Class R4                                                                (13,053)       (50,032)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (16,800,872)   (76,923,568)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  18,769,641  $ 216,524,547
  Class B shares                                                          1,744,121      3,618,486
  Class C shares                                                            441,449      1,095,219
  Class I shares                                                          8,183,674     64,396,411
  Class R4 shares                                                             7,049          3,220
Reinvestment of distributions at net asset value
  Class A shares                                                         10,178,009     55,384,467
  Class B shares                                                          1,094,541     10,179,725
  Class C shares                                                            165,521      1,126,532
  Class I shares                                                          5,085,653      8,911,919
  Class R4 shares                                                            12,910         49,591
Conversions from Class B to Class A
  Class A shares                                                                553     13,866,581
  Class B shares                                                               (553)   (13,866,581)
Payments for redemptions
  Class A shares                                                       (297,570,309)  (305,719,058)
  Class B shares                                                        (13,054,569)   (38,167,891)
  Class C shares                                                         (1,816,400)    (4,838,840)
  Class I shares                                                        (20,873,071)   (16,651,793)
  Class R4 shares                                                           (67,621)      (150,879)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (287,699,402)    (4,238,344)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 10)                                    --         37,117
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (249,868,620)   104,249,010
Net assets at beginning of period                                       985,081,099    880,832,089
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 735,212,479  $ 985,081,099
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $  (6,446,457) $   7,204,885
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS A                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.67            $5.02       $12.14      $11.00       $9.00       $7.68
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .08          .22         .18         .11         .08
Net gains (losses) (both realized and
 unrealized)                                               .29             1.04        (6.16)       2.10        2.47        1.53
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .31             1.12        (5.94)       2.28        2.58        1.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)              --           --        (.13)       (.22)         --
Distributions from realized gains                           --             (.47)       (1.18)      (1.01)       (.36)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)            (.47)       (1.18)      (1.14)       (.58)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.86            $5.67        $5.02      $12.14      $11.00       $9.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.50%           24.97%(a)   (53.60%)     22.31%      29.93%      21.53%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.55%(c)         1.48%        1.29%       1.38%       1.55%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.55%(c)         1.48%        1.29%       1.38%       1.47%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .74%(c)         1.73%        2.42%       1.54%       1.20%       1.18%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                            $470             $710         $659      $2,032      $1,542        $999
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    16%              63%          40%         28%         31%         22%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS B                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.32            $4.78       $11.69      $10.63       $8.72       $7.51
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)           .05          .15         .09         .05         .04
Net gains (losses)
 (both realized and unrealized)                            .28              .96        (5.88)       2.03        2.38        1.46
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .28             1.01        (5.73)       2.12        2.43        1.50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)              --           --        (.05)       (.16)         --
Distributions from realized gains                           --             (.47)       (1.18)      (1.01)       (.36)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)            (.47)       (1.18)      (1.06)       (.52)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.52            $5.32        $4.78      $11.69      $10.63       $8.72
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.24%           23.82%(a)   (53.90%)     21.37%      28.93%      20.52%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.33%(c)         2.25%        2.05%       2.14%       2.32%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.33%(c)         2.25%        2.05%       2.14%       2.24%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.08%)(c)        1.03%        1.69%        .80%        .45%        .42%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $73              $80         $113        $395        $380        $308
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    16%              63%          40%         28%         31%         22%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS C                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.31            $4.76       $11.66      $10.62       $8.71       $7.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)           .04          .14         .09         .06         .05
Net gains (losses)
 (both realized and unrealized)                            .27              .98        (5.86)       2.03        2.37        1.45
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .27             1.02        (5.72)       2.12        2.43        1.50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)              --           --        (.07)       (.16)         --
Distributions from realized gains                           --             (.47)       (1.18)      (1.01)       (.36)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.47)       (1.18)      (1.08)       (.52)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.49            $5.31        $4.76      $11.66      $10.62       $8.71
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.06%           24.14%(a)   (53.96%)     21.35%      29.05%      20.55%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.32%(c)         2.24%        2.04%       2.13%       2.32%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.32%(c)         2.24%        2.04%       2.13%       2.24%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.07%)(c)        1.01%        1.68%        .82%        .44%        .40%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $10              $11          $13         $38         $26         $17
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    16%              63%          40%         28%         31%         22%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS I                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.83            $5.12       $12.30      $11.13       $9.09       $7.73
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .12          .27         .26         .14         .09
Net gains (losses)
 (both realized and unrealized)                            .30             1.06        (6.27)       2.09        2.52        1.56
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .34             1.18        (6.00)       2.35        2.66        1.65
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)              --           --        (.17)       (.26)         --
Distributions from realized gains                           --             (.47)       (1.18)      (1.01)       (.36)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.16)            (.47)       (1.18)      (1.18)       (.62)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.01            $5.83        $5.12      $12.30      $11.13       $9.09
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.96%           25.72%(a)   (53.37%)     22.79%      30.56%      21.93%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .94%(c)          .83%         .84%        .97%       1.12%       1.03%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .94%(c)          .83%         .84%        .97%       1.04%       1.03%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.31%(c)         2.49%        3.02%       2.18%       1.54%       1.79%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                            $181             $183          $96        $196         $89         $61
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    16%              63%          40%         28%         31%         22%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS R4                                            APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.80            $5.10       $12.23      $11.08       $9.06       $7.72
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .10          .25         .19         .12         .09
Net gains (losses)
 (both realized and unrealized)                            .29             1.07        (6.20)       2.12        2.50        1.54
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .32             1.17        (5.95)       2.31        2.62        1.63
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)              --           --        (.15)       (.24)         --
Distributions from realized gains                           --             (.47)       (1.18)      (1.01)       (.36)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.15)            (.47)       (1.18)      (1.16)       (.60)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.97            $5.80        $5.10      $12.23      $11.08       $9.06
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.64%           25.61%(a)   (53.27%)     22.42%      30.17%      21.69%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.24%(c)         1.14%        1.13%       1.26%       1.38%       1.31%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.24%(c)         1.00%         .87%       1.26%       1.30%       1.31%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .99%(c)         2.14%        2.75%       1.68%       1.44%       1.29%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $--              $--           $1          $2          $2          $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    16%              63%          40%         28%         31%         22%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) During the year ended Oct. 31, 2009, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.08%.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  37

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

RiverSource Partners International Select Value Fund (the Fund) is a series of RiverSource International Managers Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to be undervalued and offer growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

PAYMENT FROM THE INVESTMENT MANAGER
During the year ended Oct. 31, 2009, the Investment Manager voluntarily reimbursed the Fund $628,616 for a loss on a trading error.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS IN THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                           ASSET DERIVATIVES             LIABILITY DERIVATIVES
                    ------------------------------  ------------------------------
                       STATEMENT OF                    STATEMENT OF
                          ASSETS                          ASSETS
RISK EXPOSURE         AND LIABILITIES                 AND LIABILITIES
CATEGORY                 LOCATION       FAIR VALUE       LOCATION       FAIR VALUE
----------------------------------------------------------------------------------------
                                                    Net
                                                    assets -- unreali-
                                                    zed depreciation
Equity contracts    N/A                        N/A  on investments      $  144,787*
----------------------------------------------------------------------------------------
                    Unrealized                      Unrealized
                    appreciation on                 depreciation on
Foreign exchange    forward foreign                 forward foreign
  contracts         currency contracts  $6,247,492  currency contracts     896,233
----------------------------------------------------------------------------------------
Total                                   $6,247,492                      $1,041,020
----------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010


       AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------
                                  FORWARD FOREIGN
RISK EXPOSURE CATEGORY          CURRENCY CONTRACTS    FUTURES      TOTAL
--------------------------------------------------------------------------------
Equity contracts                    $       --      $1,089,277  $1,089,277
--------------------------------------------------------------------------------
Foreign exchange contracts           8,167,249              --  $8,167,249
--------------------------------------------------------------------------------
Total                               $8,167,249      $1,089,277  $9,256,526
--------------------------------------------------------------------------------




  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                     INCOME
--------------------------------------------------------------------------------
                                  FORWARD FOREIGN
RISK EXPOSURE CATEGORY          CURRENCY CONTRACTS   FUTURES      TOTAL
--------------------------------------------------------------------------------
Equity contracts                    $        --     $(233,954) $  (233,954)
--------------------------------------------------------------------------------
Foreign exchange contracts           (1,005,708)           --  $(1,005,708)
--------------------------------------------------------------------------------
Total                               $(1,005,708)    $(233,954) $(1,239,662)
--------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $220 million at April 30, 2010. The monthly average gross notional amount for

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


these contracts was $221.1 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long contracts outstanding was approximately $6.1 million at April 30, 2010. The monthly average gross notional amount for long contracts was $7.3 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.90% to 0.775% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Multi-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $362,265 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010, was 0.78% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with AllianceBernstein L.P., Tradewinds Global Investors, LLC and Mondrian Investment Partners Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board, of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $2,794.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

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46  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,808,000 and $168,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $221,302 for Class A, $20,493 for Class B and $204 for Class C for the six months ended April 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $125,492,360 and $402,096,580, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                        3,217,938      45,016,385
Converted from Class B*                            95       2,606,659
Reinvested distributions                    1,785,615      12,530,422
Redeemed                                  (50,078,318)    (66,178,214)
----------------------------------------------------------------------
Net increase (decrease)                   (45,074,670)     (6,024,748)
----------------------------------------------------------------------

CLASS B
Sold                                          315,535         827,419
Reinvested distributions                      203,446       2,435,341
Converted to Class A*                            (101)     (2,773,478)
Redeemed                                   (2,366,034)     (8,933,209)
----------------------------------------------------------------------
Net increase (decrease)                    (1,847,154)     (8,443,927)
----------------------------------------------------------------------

CLASS C
Sold                                           80,434         253,853
Reinvested distributions                       30,881         270,152
Redeemed                                     (333,089)     (1,114,004)
----------------------------------------------------------------------
Net increase (decrease)                      (221,774)       (589,999)
----------------------------------------------------------------------

CLASS I
Sold                                        1,348,294      14,139,017
Reinvested distributions                      872,325       1,971,664
Redeemed                                   (3,415,940)     (3,447,588)
----------------------------------------------------------------------
Net increase (decrease)                    (1,195,321)     12,663,093
----------------------------------------------------------------------

CLASS R4
Sold                                            1,191             674
Reinvested distributions                        2,226          11,020
Redeemed                                      (11,093)        (35,920)
----------------------------------------------------------------------
Net increase (decrease)                        (7,676)        (24,226)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government

--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $148,649,787 were on loan, secured by cash collateral of $156,486,867 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $312,909 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $241,940,152 and $250,023,931, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Oct. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $37,117, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in

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50  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $340,858,587 at Oct. 31, 2009, that if not offset by capital gains will expire in 2017.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
52  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between Columbia Management and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreements (collectively, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
54  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management, its affiliates and each of the Subadvisers, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund.

The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management's processes for monitoring the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreements are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed

--------------------------------------------------------------------------------
56  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
                                                                      REPORT  57

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
58  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2010 SEMIANNUAL
REPORT

RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6253 K (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
PARTNERS INTERNATIONAL SMALL CAP FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   31

Statement of Operations............   33

Statements of Changes in Net
  Assets...........................   35

Financial Highlights...............   37

Notes to Financial Statements......   44

Approval of Investment Management
  Services Agreement...............   63

Proxy Voting.......................   67

Results of Meeting of
  Shareholders.....................   68




--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Small Cap Fund (the Fund) Class A shares increased 10.32% (excluding sales charge) for the six month period ended April 30, 2010.

> The Fund underperformed its benchmark, the S&P Global ex-U.S. SmallCap Index
  (S&P Index), which rose 11.14% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper
  International Small-Cap Funds Index, which gained 10.67% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                      SINCE
                                                                    INCEPTION
                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   10/3/02
-----------------------------------------------------------------------------
RiverSource Partners
  International Small Cap
  Fund
  Class A (excluding sales
  charge)                      +10.32%   +48.66%  -11.48%   +2.00%   +10.11%
-----------------------------------------------------------------------------
S&P Global ex-U.S. SmallCap
  Index(1) (unmanaged)         +11.14%   +55.47%   -5.79%   +8.40%   +16.32%
-----------------------------------------------------------------------------
Lipper International Small-
  Cap Funds Index(2)           +10.67%   +53.23%   -7.40%   +6.61%   +15.26%
-----------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The S&P Global ex-U.S. SmallCap Index, an unmanaged benchmark, measures the small stock component of the S&P Global-ex US Broad Market Index. The benchmark consists of the bottom 15% of float-adjusted market capitalization stocks within developed and emerging markets globally (excluding the US).
(2) The Lipper International Small-Cap Funds Index includes the 30 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                  SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  10/3/02)                 +10.32%   +48.66%  -11.48%   +2.00%   +10.11%
-------------------------------------------------------------------------
Class B (inception
  10/3/02)                  +9.86%   +47.66%  -12.11%   +1.24%    +9.29%
-------------------------------------------------------------------------
Class C (inception
  10/3/02)                  +9.86%   +47.79%  -12.14%   +1.23%    +9.28%
-------------------------------------------------------------------------
Class I (inception
  3/4/04)                  +10.50%   +49.45%  -11.07%   +2.47%    +3.62%
-------------------------------------------------------------------------
Class R2 (inception
  3/15/10)                    N/A       N/A      N/A      N/A     +2.94%*
-------------------------------------------------------------------------
Class R4 (inception
  10/3/02)                 +10.31%   +48.82%  -11.25%   +2.25%   +10.35%
-------------------------------------------------------------------------
Class R5 (inception
  3/15/10)                    N/A       N/A      N/A      N/A     +3.07%*
-------------------------------------------------------------------------

With sales charge
Class A (inception
  10/3/02)                  +3.98%   +40.11%  -13.21%   +0.80%    +9.26%
-------------------------------------------------------------------------
Class B (inception
  10/3/02)                  +4.86%   +42.66%  -12.89%   +0.99%    +9.29%
-------------------------------------------------------------------------
Class C (inception
  10/3/02)                  +8.86%   +46.79%  -12.14%   +1.23%    +9.28%
-------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R4 and Class R5 shares. Class I, Class R2, Class R4 and Class R5 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
           X              Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Australia                                   3.4%
------------------------------------------------
Austria                                     0.2%
------------------------------------------------
Belgium                                     0.7%
------------------------------------------------
Bermuda                                     0.2%
------------------------------------------------
Brazil                                      3.9%
------------------------------------------------
Canada                                      5.0%
------------------------------------------------
Chile                                       0.5%
------------------------------------------------
China                                       3.8%
------------------------------------------------
Czech Republic                              0.4%
------------------------------------------------
Denmark                                     1.0%
------------------------------------------------
Egypt                                       0.1%
------------------------------------------------
Finland                                     1.3%
------------------------------------------------
France                                      3.0%
------------------------------------------------
Germany                                     4.7%
------------------------------------------------
Greece                                      0.4%
------------------------------------------------
Hong Kong                                   3.0%
------------------------------------------------
India                                       4.0%
------------------------------------------------
Indonesia                                   0.6%
------------------------------------------------
Ireland                                     1.3%
------------------------------------------------
Israel                                      0.8%
------------------------------------------------
Italy                                       2.9%
------------------------------------------------
Japan                                      16.5%
------------------------------------------------
Luxembourg                                   --%*
------------------------------------------------
Malaysia                                    0.3%
------------------------------------------------
Mexico                                      1.1%
------------------------------------------------
Netherlands                                 5.9%
------------------------------------------------
Netherlands Antilles                        0.1%
------------------------------------------------
Norway                                      0.2%
------------------------------------------------
Philippine Islands                          0.2%
------------------------------------------------
Poland                                      0.2%
------------------------------------------------
Portugal                                    0.5%
------------------------------------------------
Russia                                      0.3%
------------------------------------------------
Singapore                                   3.7%
------------------------------------------------
South Africa                                1.8%
------------------------------------------------
South Korea                                 2.9%
------------------------------------------------
Spain                                       0.7%
------------------------------------------------




--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Sweden                                      1.8%
------------------------------------------------
Switzerland                                 3.5%
------------------------------------------------
Taiwan                                      2.7%
------------------------------------------------
Thailand                                    0.1%
------------------------------------------------
Turkey                                      0.4%
------------------------------------------------
United Arab Emirates                        0.1%
------------------------------------------------
United Kingdom                              8.0%
------------------------------------------------
United States                               3.7%
------------------------------------------------
Other(2)                                    4.1%
------------------------------------------------


*   Rounds to less than 0.01%.
(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Naspers Ltd., Series N (South Africa)       1.3%
------------------------------------------------
Imtech NV (Netherlands)                     1.2%
------------------------------------------------
Olam International Ltd. (Singapore)         1.2%
------------------------------------------------
Serco Group PLC (United Kingdom)            1.1%
------------------------------------------------
Suzano Papel e Celulose SA (Brazil)         1.0%
------------------------------------------------
Hexagon AB, Series B (Sweden)               1.0%
------------------------------------------------
Localiza Rent A Car SA (Brazil)             0.9%
------------------------------------------------
Kansai Paint Co., Ltd. (Japan)              0.9%
------------------------------------------------
ShawCor Ltd., Class A (Canada)              0.8%
------------------------------------------------
Atwood Oceanics, Inc. (United States)       0.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                NOV. 1, 2009(a)  APRIL 30, 2010  THE PERIOD(b)  EXPENSE RATIO
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,103.20        $ 8.76         1.67%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.60        $ 8.40         1.67%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,098.60        $12.77         2.44%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,012.76        $12.24         2.44%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,098.60        $12.87         2.46%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,012.67        $12.34         2.46%
---------------------------------------------------------------------------------------------

Class I
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,105.00        $ 6.35         1.21%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90        $12.34         1.21%
---------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,029.40        $ 2.63         2.06%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,014.66        $10.35         2.06%
---------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,103.10        $ 7.92         1.51%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.40        $ 7.59         1.51%
---------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,030.70        $ 1.68         1.31%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.40        $ 6.59         1.31%
---------------------------------------------------------------------------------------------


(a) The beginning account values for Classes R2 and R5 are as of March 15, 2010 (when shares of these classes became publicly available) for actual expense calculations, and as of Nov. 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Classes R2 and R5 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 46/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended April 30, 2010: +10.32% for Class A, +9.86% for Class B, +9.86% for Class C, +10.50% for Class I and +10.31% for Class R4.
(d) Based on the actual return for the period from March 15, 2010 (when shares became publicly available) to April 30, 2010: +2.94% for Class R2 and +3.07% for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (3.4%)
Ansell Ltd.                                             12,018               $141,737
Ardent Leisure Group                                    77,503(g)             100,111
ASX Ltd.                                                15,950                482,112
Avoca Resources Ltd.                                    20,000(b)              40,488
Billabong International Ltd.                            34,100                358,092
Bradken Ltd.                                            18,256                122,162
Challenger Financial Services Group Ltd.                39,692                150,592
Cochlear Ltd.                                            5,950                405,412
Hastie Group Ltd.                                      263,232(g)             416,481
Kingsgate Consolidated Ltd.                             19,900                156,129
MacArthur Coal Ltd.                                      9,309                130,381
Macmahon Holdings Ltd.                                 125,900(g)              83,444
Mount Gibson Iron Ltd.                                  63,132(b)              97,497
NRW Holdings Ltd.                                      132,860                205,743
OceanaGold Corp.                                        36,700(b)              87,214
PanAust Ltd.                                           163,700(b)              76,019
Perpetual Ltd.                                          15,899(g)             502,901
SAI Global Ltd.                                         95,377                376,564
Seek Ltd.                                               15,600                119,697
Sigma Pharmaceuticals Ltd.                             173,334                 71,646
South Australian Coal Corp.                              8,129(b)               1,501
Straits Resources Ltd.                                  48,008(g)              54,837
UGL Ltd.                                                47,000                635,375
                                                                      ---------------
Total                                                                       4,816,135
-------------------------------------------------------------------------------------

AUSTRIA (0.2%)
Andritz AG                                               3,357                205,518
Osterreichische Post AG                                  3,068(g)              88,009
                                                                      ---------------
Total                                                                         293,527
-------------------------------------------------------------------------------------

BELGIUM (0.7%)
Cie d'Entreprises CFE                                    2,341                129,967
Eurofins Scientific                                     10,335(g)             459,273
NYRSTAR                                                  6,507(b)              84,437
Omega Pharma SA                                          3,310(g)             161,197
Telenet Group Holding NV                                 5,600(b)             169,372
                                                                      ---------------
Total                                                                       1,004,246
-------------------------------------------------------------------------------------

BERMUDA (0.2%)
Catlin Group Ltd.                                       21,049                113,213
Lancashire Holdings Ltd.                                15,991                113,386
Textainer Group Holdings Ltd.                            2,436                 55,931
                                                                      ---------------
Total                                                                         282,530
-------------------------------------------------------------------------------------

BRAZIL (3.9%)
Confab Industrial SA                                    60,035                152,032
Localiza Rent A Car SA                                 113,600              1,259,245
Mills Estruturas e Servicos de Engenharia SA            60,000(b)             398,159
Minerva SA                                              26,300(b)             111,255
MRV Engenharia e Participacoes SA                       68,100                476,994
Natura Cosmeticos SA                                    45,500                966,302
PDG Realty SA                                           56,750                516,057
Porto Seguro SA                                          6,100                 63,089
Suzano Papel e Celulose SA                             110,600              1,411,224
Tim Participacoes SA, ADR                                3,400                 88,366
Vivo Participacoes SA                                    4,000                105,900
                                                                      ---------------
Total                                                                       5,548,623
-------------------------------------------------------------------------------------

CANADA (4.9%)
Ag Growth International, Inc.                            6,800                241,686
Baytex Energy Trust Unit                                 9,900                333,833


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CANADA (CONT.)
Black Diamond Group Ltd.                                 6,400               $126,841
Capstone Mining Corp.                                   48,300(b)             138,856
CCL Industries, Inc., Class B                           25,400                719,963
Corus Entertainment, Inc., Series B                      8,600                173,152
Cott Corp.                                              15,600(b)             130,550
Eacom Timber Corp.                                     186,893(b)             161,924
Eacom Timber Corp., Subscription Receipts               80,000(b,e)            55,449
Eldorado Gold Corp.                                     56,788(b)             872,198
First Quantum Minerals Ltd.                              2,200(g)             168,818
Guyana Goldfields, Inc.                                 28,900(b)             200,311
Home Capital Group, Inc.                                 2,400                112,238
Horizon North Logistics, Inc.                           48,300(b)              92,729
IAMGOLD Corp.                                            7,400                132,453
Ivanhoe Mines Ltd.                                      35,036(b)             556,085
Labrador Iron Ore Royalty Income Fund                    1,600                 80,496
Methanex Corp.                                           4,700                109,344
Northgate Minerals Corp.                                35,100(b)             114,040
Pacific Rubiales Energy Corp.                            6,900(b)             155,568
Pan Orient Energy Corp.                                 31,600(b)             229,292
Quebecor, Inc., Class B                                  3,100                110,302
Ritchie Bros Auctioneers, Inc.                          15,450(g)             361,530
ShawCor Ltd., Class A                                   38,834              1,108,778
Tesco Corp.                                              6,919(b)              86,557
The Jean Coutu Group PJC, Inc., Series A                12,600                112,267
Value Creation, Inc.                                    58,000(b,e)            42,828
Western Coal Corp.                                      22,100(b)             127,504
WestJet Airlines Ltd.                                    7,200(b)              95,698
                                                                      ---------------
Total                                                                       6,951,290
-------------------------------------------------------------------------------------

CHILE (0.5%)
Sociedad Quimica y Minera de Chile SA, ADR              19,607(g)             705,852
-------------------------------------------------------------------------------------

CHINA (3.7%)
BaWang International Group Holding Ltd.                163,900(b,g)           120,644
Beijing Capital Land Ltd., Series H                    188,000                 56,846
China Communications Services Corp., Ltd.,
 Class H                                               566,835                284,603
China Yurun Food Group Ltd.                            229,900                697,159
Dongfeng Motor Group Co., Ltd., Series H                50,000(g)              71,014
Intime Department Store Group Co., Ltd.                225,000                215,208
Jiangsu Expressway Co., Ltd., Series H                 726,000                681,692
Mindray Medical International Ltd., ADR                 16,000(g)             611,200
New Oriental Education & Technology Group,
 ADR                                                     7,318(b,g)           684,746
Shandong Weigao Group Medical Polymer Co.,
 Ltd.                                                  182,695                847,050
Sichuan Expressway Co., Ltd., Series H                 222,000                127,027
Sino-Ocean Land Holdings Ltd.                          359,000                275,234
VisionChina Media, Inc., ADR                             1,500(b)               6,435
Zhaojin Mining Industry Co., Ltd., Class H             316,468                608,545
                                                                      ---------------
Total                                                                       5,287,403
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.4%)
Komercni Banka AS                                        2,585                530,978
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DENMARK (1.0%)
GN Store Nord                                           14,479(b)            $116,790
H Lundbeck A/S                                           9,400(g)             154,891
Novozymes A/S, Series B                                  6,934                833,695
Royal UNIBREW A/S                                        3,378(b)             126,288
Sydbank A/S                                              3,510(b)             102,874
TrygVesta A/S                                            2,200                135,812
                                                                      ---------------
Total                                                                       1,470,350
-------------------------------------------------------------------------------------

EGYPT (0.1%)
EZZ Steel                                               27,714(b)             117,058
Paints & Chemical Industry Co.                             484                  4,333
                                                                      ---------------
Total                                                                         121,391
-------------------------------------------------------------------------------------

FINLAND (1.3%)
Cargotec OYJ, Series B                                   4,416                141,565
Cramo OYJ                                                6,761(b)             135,058
Poyry OYJ                                               39,896                557,615
Ramirent OYJ                                            12,519                143,439
Stockmann OYJ Abp, Series B                             21,988                820,228
                                                                      ---------------
Total                                                                       1,797,905
-------------------------------------------------------------------------------------

FRANCE (3.0%)
Carbone Lorraine                                        12,100                441,467
Groupe Steria SCA                                        3,635                114,170
Hi-Media SA                                             21,400(b,g)           151,782
Neopost SA                                               7,497                596,143
Nexans SA                                                1,576                124,223
Norbert Dentressangle                                    3,385(g)             265,836
Pierre & Vacances                                        6,150                496,254
Publicis Groupe SA                                       3,000(g)             132,352
Rallye SA                                                3,698                136,029
Rhodia SA                                                9,219(b,g)           212,904
Rubis                                                    3,830                315,253
Saft Groupe SA                                           9,700                352,315
SEB SA                                                   2,500                190,118
Societe BIC SA                                           1,328                103,232
Technip SA                                               1,312                104,897
Valeo SA                                                 4,255(b)             142,305
Zodiac Aerospace                                         6,200                323,241
                                                                      ---------------
Total                                                                       4,202,521
-------------------------------------------------------------------------------------

GERMANY (4.7%)
Aareal Bank AG                                           5,759(b)             123,589
Adidas AG                                                1,350                 79,126
ADVA AG Optical Networking                              19,600(b)             109,854
Aixtron AG                                               1,800(g)              56,871
Bertrandt AG                                             3,855                141,803
CTS Eventim AG                                          13,858                731,325
Deutsche Beteiligungs AG                                 7,600                175,849
ElringKlinger AG                                        17,016                475,645
Fuchs Petrolub AG                                        1,408                139,809
Gerry Weber International AG                             6,250                211,855
Hannover Rueckversicherung AG                            4,271(b,g)           201,458
Infineon Technologies AG                                39,432(b,g)           278,163
Kloeckner & Co., SE                                      4,501(b)             119,289
MTU Aero Engines Holding AG                              3,600(g)             197,352
ProSiebenSat.1 Media AG                                  8,501                157,659
Rational AG                                              2,860                467,532
Rhon-Klinikum AG                                        40,476              1,040,342
Suedzucker AG                                            4,252(g)              86,603
Takkt AG                                                 3,845                 42,154
Tognum AG                                               21,800                446,682
Vossloh AG                                               5,550                576,321
Wincor Nixdorf AG                                        7,550                514,428
Wirecard AG                                             25,200(g)             279,943
                                                                      ---------------
Total                                                                       6,653,652
-------------------------------------------------------------------------------------

GREECE (0.4%)
Intralot SA-Integrated Lottery Systems &
 Services                                              105,800                456,882
Piraeus Bank SA                                         13,700(b)             103,163
                                                                      ---------------
Total                                                                         560,045
-------------------------------------------------------------------------------------

HONG KONG (3.0%)
China Green Holdings Ltd.                              662,800(g)             772,580
Comba Telecom Systems Holdings Ltd.                     74,800                106,554
Geely Automobile Holdings Ltd.                         200,000(g)              85,268


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HONG KONG (CONT.)
Great Eagle Holdings Ltd.                               66,000               $184,696
Hong Kong Exchanges and Clearing Ltd.                   56,300                920,055
Lifestyle International Holdings Ltd.                  503,100                978,987
Midland Holdings Ltd.                                  158,000                144,976
Peace Mark Holdings Ltd.                                92,000(b,e,f,h)            --
REXLot Holdings Ltd.                                 5,450,400                646,846
Wasion Group Holdings Ltd.                             541,400                355,784
                                                                      ---------------
Total                                                                       4,195,746
-------------------------------------------------------------------------------------

INDIA (4.0%)
Allahabad Bank                                          26,154                 96,184
Apollo Tyres Ltd.                                      103,842                162,554
Asian Paints Ltd.                                       22,900              1,072,345
Dena Bank                                               58,646                116,408
Educomp Solutions Ltd.                                  33,000                503,944
Emco Ltd.                                               44,300                 91,392
Housing Development Finance Corp.                       10,210                642,660
India Infoline Ltd.                                     23,997                 58,018
Jain Irrigation Systems Ltd.                            44,297              1,083,570
Mahindra & Mahindra Ltd.                                13,600                160,246
Mundra Port and Special Economic Zone Ltd.              35,700                589,354
Patel Engineering Ltd.                                  28,800                293,868
Shriram Transport Finance Co., Ltd.                     53,600                682,448
Yes Bank Ltd.                                           18,240(b)             116,158
                                                                      ---------------
Total                                                                       5,669,149
-------------------------------------------------------------------------------------

INDONESIA (0.6%)
Perusahaan Gas Negara PT                             1,590,000                714,802
Semen Gresik Persero Tbk PT                             96,500                 86,981
                                                                      ---------------
Total                                                                         801,783
-------------------------------------------------------------------------------------

IRELAND (1.3%)
Beazley PLC                                             61,100                105,982
DCC PLC                                                  5,400                144,713
Paddy Power PLC                                         13,100                459,717
Smurfit Kappa Group PLC                                 15,182(b)             155,609
United Drug PLC                                        274,600                957,553
                                                                      ---------------
Total                                                                       1,823,574
-------------------------------------------------------------------------------------

ISRAEL (0.8%)
Bezeq Israeli Telecommunication Corp., Ltd.             65,204                159,363
Cellcom Israel Ltd.                                      3,500                107,278
Israel Chemicals Ltd.                                   65,734                787,371
Israel Discount Bank Ltd., Series A                     69,022(b)             140,904
                                                                      ---------------
Total                                                                       1,194,916
-------------------------------------------------------------------------------------

ITALY (2.9%)
ACEA SpA                                                 4,583                 46,658
Amplifon SpA                                            37,697(b)             196,069
Ansaldo STS SpA                                         26,500                485,189
Banca Popolare di Milano Scarl                          22,241                125,072
Brembo SpA                                              17,838(g)             140,142
CIR -- Compagnie Industriali Riunite SpA               184,600(b)             391,126
Credito Emiliano SpA                                    69,800(b)             426,324
Danieli & C. Officine Meccaniche SpA                     6,567                165,836
Esprinet SpA                                            11,051(g)             110,597
Impregilo SpA                                           43,897                136,672
Indesit Co., SpA                                        12,845(b,g)           173,048
Maire Tecnimont SpA                                     31,900                130,879
Mediolanum SpA                                          21,759                110,580
Piaggio Group SpA                                       32,054                100,156
Prysmian SpA                                             9,413                169,473
Recordati SpA                                           27,200(g)             204,570
Terna -- Rete Elettrica Nationale SpA                  174,400                706,851
Tod's SpA                                                4,400                322,792
                                                                      ---------------
Total                                                                       4,142,034
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

JAPAN (16.4%)
Advance Residence Investment Corp.                         576(b)            $821,806
Aeon Credit Service Co., Ltd.                            6,700(g)              73,080
Aeon Delight Co., Ltd.                                  41,900                809,543
Aeon Mall Co., Ltd.                                     20,600                431,831
Ain Pharmaciez, Inc.                                    14,600                451,470
Alpen Co., Ltd.                                          4,500                 78,944
As One Corp.                                             2,200                 38,479
Asics Corp.                                             42,700                408,531
Benesse Holdings, Inc.                                   6,953                319,729
Capcom Co., Ltd.                                         6,100                123,090
Cawachi Ltd.                                             7,400                151,353
Chugoku Marine Paints Ltd.                              16,000                119,840
Circle K Sunkus Co., Ltd.                                4,700                 66,434
COMSYS Holdings Corp.                                   10,000                 93,736
Daiichikosho Co., Ltd.                                  12,200                161,916
Daimei Telecom Engineering Corp.                         8,600                 69,866
Daiseki Co., Ltd.                                       17,800(g)             392,302
Doutor Nichires Holdings Co., Ltd.                       5,500                 82,390
eAccess Ltd.                                               130                103,727
EDION Corp.                                             12,100(g)             123,075
Ferrotec Corp.                                           5,500                 60,270
Fuji Seal International, Inc.                            2,800                 57,871
Fujikura Ltd.                                           14,000                 74,797
Fukuoka REIT Corp.                                          78                498,181
Glory Ltd.                                              22,200(g)             565,172
Hamamatsu Photonics KK                                  14,200                405,129
Honeys Co., Ltd.                                        10,320                104,380
Hoshizaki Electric Co., Ltd.                            31,400                458,698
Ibiden Co., Ltd.                                        16,100                579,855
Icom, Inc.                                               8,100                223,381
Idemitsu Kosan Co., Ltd.                                 1,000                 82,848
IT Holdings Corp.                                        4,700                 67,244
Japan Airport Terminal Co., Ltd.                        18,900                300,508
Jupiter Telecommunications Co., Ltd.                       335                339,143
Kakaku.com, Inc.                                            53                199,574
Kaken Pharmaceutical Co., Ltd.                          11,000                 89,228
Kamigumi Co., Ltd.                                      74,100                612,161
Kandenko Co., Ltd.                                      16,000                104,424
Kanematsu Corp.                                        103,000(b)              93,743
Kansai Paint Co., Ltd.                                 155,900              1,181,897
Kenedix, Inc.                                              325(b)             112,881
Kintetsu World Express, Inc.                            15,600                372,219
Kinugawa Rubber Industrial Co., Ltd.                    41,000                180,637
Kumagai Gumi Co., Ltd.                                  99,000(b)              84,737
Kyowa Exeo Corp.                                        16,000                131,964
Maeda Road Construction Co., Ltd.                       12,000                102,875
Makita Corp.                                            13,398                415,361
Miraca Holdings, Inc.                                    5,500                177,208
Mitsui Chemicals, Inc.                                  38,000                124,839
Miura Co., Ltd.                                         13,300                325,262
Morinaga Milk Industry Co., Ltd.                        34,000                137,384
Moshi Moshi Hotline, Inc.                                5,400                111,150
MTI Ltd.                                                    50                 88,051
Musashi Seimitsu Industry Co., Ltd.                      1,800                 44,623
Nakanishi, Inc.                                          5,500                498,144
Nippo Corp.                                             13,000                100,353
Nippon Accommodations Fund, Inc.                            88                459,820
Nippon Chemi-Con Corp.                                  29,000(b)             120,022
Nishimatsuya Chain Co., Ltd.                            10,200                114,884
NS Solutions Corp.                                       5,100(g)             115,136
Olympus Corp.                                           17,950                543,267
Orix JREIT, Inc.                                           121                592,134
Osaka Securities Exchange Co., Ltd.                         92                472,461


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Pacific Golf Group International Holdings KK                86                $60,726
Pioneer Corp.                                           23,000(b)              87,002
POINT, Inc.                                             12,620                815,766
Prima Meat Packers Ltd.                                 90,000                101,367
RISA Partners, Inc.                                        209(g)             131,945
Rohto Pharmaceutical Co., Ltd.                          34,100                373,076
Seven Bank Ltd.                                            321                629,502
Shinko Plantech Co., Ltd.                               15,000                138,975
Sohgo Security Services Co., Ltd.                        6,400                 71,387
Start Today Co., Ltd.                                      240                565,387
Suruga Bank Ltd.                                        39,400                386,697
Tamron Co., Ltd.                                        21,400                356,618
TBK Co., Ltd.                                           35,000                119,106
The Juroku Bank Ltd.                                    20,000                 75,536
The Nishi-Nippon City Bank Ltd.                         61,000                175,578
The Okinawa Electric Power Co., Inc.                     2,370                133,492
The San-in Godo Bank Ltd.                                8,000                 61,312
The Toho Bank Ltd.                                      54,000                169,737
Tobishima Corp.                                        237,000(b)              90,084
TOC Co., Ltd.                                            3,000                 13,860
Torishima Pump Manufacturing Co., Ltd.                  14,400                297,307
Tsumura & Co.                                           13,600                397,403
Unicharm PetCare Corp.                                   7,200(g)             239,855
United Arrows Ltd.                                       6,800                 81,918
Ushio, Inc.                                             21,600                356,806
V Technology Co., Ltd.                                      19                119,688
Valor Co., Ltd.                                         18,000                145,952
Wacom Co., Ltd.                                            287                447,355
Zenrin Co., Ltd.                                        17,300                229,975
                                                                      ---------------
Total                                                                      23,318,470
-------------------------------------------------------------------------------------

LUXEMBOURG (--%)
L'Occitane International SA                              7,500(b)              14,567
-------------------------------------------------------------------------------------

MALAYSIA (0.3%)
IJM Corp., BHD                                          86,086                132,658
PureCircle Ltd.                                         64,100(b)             294,219
                                                                      ---------------
Total                                                                         426,877
-------------------------------------------------------------------------------------

MEXICO (1.1%)
Coca-Cola Femsa SAB de CV, ADR                           1,900(g)             133,000
Corporacion GEO SAB de CV, Series B                     47,600(b)             150,779
Grupo Aeroportuario del Sureste SAB de CV,
 ADR                                                    14,303                791,528
Mexichem SA de CV                                       16,770                 48,094
Urbi Desarrollos Urbanos SAB de CV                     206,700(b)             481,112
                                                                      ---------------
Total                                                                       1,604,513
-------------------------------------------------------------------------------------

NETHERLANDS (5.9%)
Aalberts Industries NV                                  45,741                745,124
Accell Group                                             2,500                113,043
AerCap Holdings NV                                      10,200(b)             140,760
Arcadis NV                                              24,700                534,072
ASM International NV                                     6,000(b)             156,330
BinckBank NV                                             1,818                 25,426
Brit Insurance Holdings NV                              14,494                175,670
Core Laboratories NV                                     1,324                198,454
CSM                                                      5,659(g)             182,850
Delta Lloyd NV                                           3,811(b)              81,665
Fugro NV                                                16,716              1,087,978
Imtech NV                                               50,968(g)           1,607,196
Koninklijke Vopak NV                                    11,808                968,401
QIAGEN NV                                               14,782(b)             342,073
SNS Reaal NV                                            18,619(b)             107,586
Ten Cate NV                                             36,453                994,599
Unit 4 Agresso NV                                       31,600(b)             825,799
                                                                      ---------------
Total                                                                       8,287,026
-------------------------------------------------------------------------------------

NETHERLANDS ANTILLES (0.1%)
Orthofix International NV                                3,800(b,g)           129,922
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

NORWAY (0.2%)
Atea ASA                                                17,200(g)            $140,920
TGS Nopec Geophysical Co., ASA                           9,100(b)             174,462
                                                                      ---------------
Total                                                                         315,382
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)
Alliance Global Group, Inc.                          1,469,000(b)             185,071
Robinsons Land Corp.                                   379,200                128,595
                                                                      ---------------
Total                                                                         313,666
-------------------------------------------------------------------------------------

POLAND (0.2%)
Getin Holding SA                                        31,657(b)             116,491
KGHM Polska Miedz SA                                     5,431                202,680
                                                                      ---------------
Total                                                                         319,171
-------------------------------------------------------------------------------------

PORTUGAL (0.5%)
Banco Comercial Portugues SA, Series R                 292,500(g)             274,687
Mota Engil SGPS SA                                      18,484(g)              66,537
REN -- Redes Energeticas Nacionais SA                  107,800                387,017
                                                                      ---------------
Total                                                                         728,241
-------------------------------------------------------------------------------------

RUSSIA (0.3%)
Globaltrans Investment PLC, GDR                         11,327                152,838
PIK Group, GDR                                          23,819(b)             124,247
Sistema JSFC, GDR                                        5,309(b)             141,194
                                                                      ---------------
Total                                                                         418,279
-------------------------------------------------------------------------------------

SINGAPORE (3.7%)
Ascendas Real Estate Investment Trust                  450,000                628,355
CDL Hospitality Trusts                                 681,700                948,256
CH Offshore Ltd.                                       261,700                125,466
Mapletree Logistics Trust                            1,590,000              1,012,989
Olam International Ltd.                                840,200(g)           1,585,590
SembCorp Marine Ltd.                                    35,000                107,117
Singapore Exchange Ltd.                                113,800                674,787
Suntec REIT                                            109,000(g)             109,714
                                                                      ---------------
Total                                                                       5,192,274
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.8%)
Grindrod Ltd.                                           46,721                103,345
Mr Price Group Ltd.                                    104,500                589,892
Naspers Ltd., Series N                                  44,850              1,808,712
                                                                      ---------------
Total                                                                       2,501,949
-------------------------------------------------------------------------------------

SOUTH KOREA (2.9%)
Busan Bank                                               5,790                 61,634
Daesang Corp.                                           18,720(b)             132,737
Daou Technology, Inc.                                   15,950                131,656
Doosan Engineering & Construction Co., Ltd.             16,280                 80,034
Halla Climate Control Corp.                              8,800                118,153
Hyundai Marine & Fire Insurance Co., Ltd.                4,900                 90,261
Iljin Electric Co., Ltd.                                12,470                110,073
Industrial Bank of Korea                                 6,000                 83,456
INTOPS Co., Ltd.                                         4,810                 83,030
LIG Insurance Co., Ltd.                                  4,730                 93,961
MegaStudy Co., Ltd.                                      3,865                567,003
Mirae Asset Securities Co., Ltd.                         8,219                408,058
NHN Corp.                                                5,560(b)             927,183
ON*Media Corp.                                          28,910(b)              87,227
Taewoong Co., Ltd.                                       3,800                252,627
UJU Electronics Co., Ltd.                                5,587                139,986
Woongjin Coway Co., Ltd.                                20,730                682,753
Woongjin Thinkbig Co., Ltd.                              2,370                 50,544
                                                                      ---------------
Total                                                                       4,100,376
-------------------------------------------------------------------------------------

SPAIN (0.7%)
Almirall SA                                              6,899                 74,712
Grupo Catalana Occidente SA                              3,793                 76,449
Obrascon Huarte Lain SA                                  6,400                182,003
Red Electrica Corp., SA                                 13,116                621,360
                                                                      ---------------
Total                                                                         954,524
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SWEDEN (1.8%)
Axfood AB                                                2,588                $73,965
East Capital Explorer AB                                24,500(b)             284,846
Hexagon AB, Series B                                    85,314(g)           1,353,781
Hoganas AB, Series B                                     1,500                 45,157
Nobia AB                                                18,400(b,g)            95,019
Sweco AB, Series B                                      88,300(g)             703,052
                                                                      ---------------
Total                                                                       2,555,820
-------------------------------------------------------------------------------------

SWITZERLAND (3.5%)
Adecco SA                                                1,900(g)             111,759
Aryzta AG                                                7,500(b)             289,292
Baloise-Holding AG                                       1,615                127,173
Bank Sarasin & Cie AG, Series B                         10,166                395,448
Burckhardt Compression Holding AG                        1,774                338,861
Clariant AG                                             13,297(b,g)           183,470
Ferrexpo PLC                                            22,529                120,492
Geberit AG                                               4,230                750,740
Givaudan SA                                                150                130,533
Helvetia Holding AG                                        550                168,066
Kuehne & Nagel International AG                          7,360                770,257
Logitech International SA                                4,298(b,g)            70,170
Nobel Biocare Holding AG                                 2,584                 56,639
Noble Corp.                                              3,300(b)             130,317
Partners Group Holding AG                                2,000                267,782
Petroplus Holdings AG                                    3,712(b)              66,192
Sika AG                                                    460                817,080
Valora Holding AG                                          379                 95,219
                                                                      ---------------
Total                                                                       4,889,490
-------------------------------------------------------------------------------------

TAIWAN (2.7%)
Asia Polymer                                           119,000                107,953
Bright LED Electronics Corp.                            77,000                105,921
Career Technology Co., Ltd.                            141,000(b)             131,208
Cheng Shin Rubber Industry Co., Ltd.                    45,700                 98,243
China Life Insurance Co., Ltd.                         122,678(b)              97,112
Everlight Electronics Co., Ltd.                        214,542                675,773
Formosa International Hotels Corp.                      33,080                388,629
Huaku Development Co., Ltd.                             39,000                106,238
Ichia Technologies, Inc.                               181,000(b)              93,363
King Yuan Electronics Co., Ltd.                        225,000                106,548
Novatek Microelectronics Corp., Ltd.                    26,285                 90,118
Simplo Technology Co., Ltd.                            137,600                829,364
Sunrex Technology Corp.                                 58,000                 63,732
Taishin Financial Holding Co., Ltd.                    225,621(b)              87,079
Unimicron Technology Corp.                              64,000                 96,175
Wistron Corp.                                           38,388                 73,776
WPG Holdings Co., Ltd.                                  66,000                135,503
Yuanta Financial Holding Co., Ltd.                     810,000                483,064
                                                                      ---------------
Total                                                                       3,769,799
-------------------------------------------------------------------------------------

THAILAND (0.1%)
LPN Development PCL                                    454,000                 90,625
-------------------------------------------------------------------------------------

TURKEY (0.4%)
Albaraka Turk Katilim Bankasi AS                        62,862                121,841
Haci Omer Sabanchi Holding AS                           28,548                130,633
Koc Holding AS                                          21,142                 81,917
Otokar Otomotiv Ve Savunma Sanayi AS                     6,797                 82,359
Trakya Cam Sanayi AS                                    51,430                 82,517
                                                                      ---------------
Total                                                                         499,267
-------------------------------------------------------------------------------------

UNITED ARAB EMIRATES (0.1%)
Lamprell PLC                                            24,451                 88,136
Polarcus Ltd.                                           61,600(b)              73,121
                                                                      ---------------
Total                                                                         161,257
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED KINGDOM (7.9%)
Abcam PLC                                                3,900                $70,782
Acergy SA                                                9,200                175,314
Afren PLC                                               47,567(b)              66,342
Archipelago Resources PLC                              444,700(b)             267,053
ARM Holdings PLC                                        22,200                 85,623
Atkins WS PLC                                           10,840                117,285
Capital & Regional PLC                                 180,994(b)              96,499
Chemring Group PLC                                      15,093                840,872
Cobham PLC                                             192,996                782,294
Cookson Group PLC                                       13,773(b)             118,031
Dairy Crest Group PLC                                   24,989                136,707
Debenhams PLC                                          107,976(b)             117,757
Eurasian Natural Resources Corp., PLC                    7,337                136,025
FirstGroup PLC                                          18,022                104,725
Galiform PLC                                           135,200(b)             165,051
GKN PLC                                                 96,193(b)             199,558
Go-Ahead Group PLC                                       8,529                184,247
Intertek Group PLC                                      42,900                974,264
Intl Personal Finance PLC                               50,349                207,575
Jardine Lloyd Thompson Group PLC                        14,800                125,386
Keller Group PLC                                        12,500                138,454
Laird PLC                                               10,700                 21,468
Micro Focus International PLC                           51,900                414,936
Mitchells & Butlers PLC                                 23,987(b)             119,838
Mondi PLC                                               23,158                156,315
Morgan Crucible Co., PLC                                35,246                114,810
N Brown Group PLC                                       73,998                309,260
Next PLC                                                 7,064                246,858
Northumbrian Water Group PLC                            13,000                 53,749
Persimmon PLC                                           12,210(b)              88,575
Regus PLC                                               73,133                128,738
Rotork PLC                                              15,511                332,975
RPS Group PLC                                          104,721                363,132
Schroders PLC                                           33,300                703,989
Serco Group PLC                                        152,186              1,460,613
Smith & Nephew PLC                                      28,389                294,316
Sthree PLC                                              18,650                103,812
Tate & Lyle PLC                                         18,214                126,791
The Capita Group PLC                                    74,500                908,630
Tullow Oil PLC                                          15,600                271,687
                                                                      ---------------
Total                                                                      11,330,336
-------------------------------------------------------------------------------------

UNITED STATES (3.5%)
Alexion Pharmaceuticals, Inc.                           14,197(b)             779,132
Atwood Oceanics, Inc.                                   30,417(b)           1,107,483
BioMarin Pharmaceutical, Inc.                           16,481(b)             385,161
Bristow Group, Inc.                                      8,880(b)             343,745
Central European Distribution Corp.                     20,309(b)             703,708
FMC Technologies, Inc.                                   5,709(b)             386,442
Golden Star Resources Ltd.                              30,500(b)             138,432
Oceaneering International, Inc.                          7,888(b)             516,664
Virgin Media, Inc.                                       5,600                 98,504
World Fuel Services Corp.                               16,844                478,875
                                                                      ---------------
Total                                                                       4,938,146
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $125,777,391)                                                     $134,913,627
-------------------------------------------------------------------------------------



CLOSED-END FUNDS (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
CANADA
Cineplex Galaxy Income Fund                              3,400                $68,790
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $70,243)                                                               $68,790
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (0.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (--%)
Titanium Asset Management Corp. Warrants                95,000(b,e,h)             $--
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

PREFERRED STOCKS & OTHER (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED STATES (0.2%)
Grubb & Ellis Co. 12.00% Convertible                     2,200(e)            $259,600
Rentech, Inc.
 Warrants                                                7,000(b,e)             4,183
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $220,000)                                                             $263,783
-------------------------------------------------------------------------------------





BONDS (--%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Nova Biosource Fuels
 Convertible
 09-30-12                            10.00%           $948,707(b,d,h,i)           $--
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $948,707)                                                                  $--
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              5,707,402(j)          $5,707,402
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,707,402)                                                         $5,707,402
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (6.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(K)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $3,440,212                          0.19%           $3,440,158            $3,440,158
 $5,000,104                          0.25             5,000,000             5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,440,158)                                                         $8,440,158
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $141,163,901)(l)                                                  $149,393,760
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:


                                       PERCENTAGE OF
INDUSTRY                                 NET ASSETS          VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                          1.6%            $2,284,519
Air Freight & Logistics                      0.5                726,064
Airlines                                     0.1                 95,698
Auto Components                              1.3              1,822,769
Automobiles                                  0.4                499,043
Beverages                                    0.8              1,093,546
Biotechnology                                0.9              1,235,075
Building Products                            0.9              1,249,738
Capital Markets                              2.5              3,480,154
Chemicals                                    4.6              6,579,359
Commercial Banks                             2.8              4,001,615
Commercial Services & Supplies               2.8              4,021,197
Communications Equipment                     0.3                439,789


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY (CONTINUED)
                                       PERCENTAGE OF
INDUSTRY                                 NET ASSETS          VALUE(a)
-----------------------------------------------------------------------
Computers & Peripherals                      1.5%            $2,092,188
Construction & Engineering                   4.1              5,837,993
Construction Materials                       0.1                 86,981
Consumer Finance                             0.7                963,103
Containers & Packaging                       0.7                933,443
Diversified Consumer Services                1.7              2,342,475
Diversified Financial Services               2.1              2,938,226
Diversified Telecommunication                                   613,338
  Services                                   0.4
Electric Utilities                           1.0              1,461,703
Electrical Equipment                         1.5              2,167,228
Electronic Equipment, Instruments &                           3,307,193
  Components                                 2.3
Energy Equipment & Services                  4.1              5,846,789
Food & Staples Retailing                     2.1              2,908,131
Food Products                                2.3              3,308,799
Gas Utilities                                0.7              1,030,055
Health Care Equipment & Supplies             2.7              3,805,674
Health Care Providers & Services             1.8              2,481,297
Hotels, Restaurants & Leisure                1.9              2,711,282
Household Durables                           2.8              3,948,597
Industrial Conglomerates                     0.5                735,787
Insurance                                    1.3              1,879,263
Internet & Catalog Retail                    0.6                916,801
Internet Software & Services                 1.0              1,362,140
IT Services                                  0.5                717,413
Leisure Equipment & Products                 0.3                469,661
Life Sciences Tools & Services               0.6                801,346
Machinery                                    5.0              7,095,417
Marine                                       0.6                873,602
Media                                        3.0              4,307,818
Metals & Mining                              3.3              4,639,685
Multiline Retail                             1.7              2,379,038
Multi-Utilities                              0.3                433,675
Office Electronics                           0.4                596,143
Oil, Gas & Consumable Fuels                  1.2              1,688,820
Paper & Forest Products                      1.1              1,567,539
Personal Products                            0.8              1,101,513
Pharmaceuticals                              0.9              1,293,880
Professional Services                        2.3              3,269,626
Real Estate Investment Trusts                                 5,171,366
  (REITs)                                    3.7
Real Estate Management & Development         1.4              1,901,881
Road & Rail                                  1.2              1,701,055
Semiconductors & Semiconductor                                  939,844
  Equipment                                  0.7
Software                                     1.0              1,451,876
Specialty Retail                             1.5              2,169,129
Textiles, Apparel & Luxury Goods             1.7              2,374,995


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY (CONTINUED)
                                       PERCENTAGE OF
INDUSTRY                                 NET ASSETS          VALUE(a)
-----------------------------------------------------------------------
Thrifts & Mortgage Finance                   0.6%              $878,487
Trading Companies & Distributors             0.8              1,162,992
Transportation Infrastructure                3.2              4,555,860
Water Utilities                               --                 53,749
Wireless Telecommunication Services          0.3                442,738
Other(1)                                    10.0             14,147,560
-----------------------------------------------------------------------
Total                                                      $149,393,760
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                           CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 3, 2010                          10,753              14,142          $--            $(173)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                          19,530              14,212           --              (42)
                           Singapore Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                             387                 419           --               --
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                           3,385               3,416           --              (22)
                                U.S. Dollar     Canadian Dollar
---------------------------------------------------------------------------------------------

May 3, 2010                          59,215              64,491          715               --
                                U.S. Dollar         Swiss Franc
---------------------------------------------------------------------------------------------

May 4, 2010                          17,798              23,570           --             (125)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------

May 4, 2010                          67,578               9,317           --              (15)
                              Swedish Krona         U.S. Dollar
---------------------------------------------------------------------------------------------

May 4, 2010                         189,811             204,407           --             (714)
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------

May 4, 2010                         104,869              69,120          885               --
                                U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------

May 4, 2010                          23,202              25,126          147               --
                                U.S. Dollar         Swiss Franc

---------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010
(CONTINUED)



                           CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 5, 2010                          57,385              76,277          $--            $(121)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                         333,429             112,902           --             (255)
                               Polish Zloty         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                          70,779               9,763           --              (11)
                              Swedish Krona         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                          20,469              18,990           --              (32)
                                Swiss Franc         U.S. Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                          20,387              21,891           --             (136)
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------

May 5, 2010                           7,334               4,789           --               (8)
                                U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------

May 5, 2010                          45,071             326,427            7               --
                                U.S. Dollar       Swedish Krona
---------------------------------------------------------------------------------------------

May 5, 2010                          15,604              16,819           --              (26)
                                U.S. Dollar         Swiss Franc
---------------------------------------------------------------------------------------------

May 6, 2010                          12,382              18,936           --               (9)
                              British Pound         U.S. Dollar
---------------------------------------------------------------------------------------------

May 6, 2010                          41,537              27,159           16               --
                                U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------

May 6, 2010                           1,496             140,202           --               (3)
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------

May 7, 2010                         125,168               1,330           --               (2)
                               Japanese Yen         U.S. Dollar
---------------------------------------------------------------------------------------------

May 7, 2010                          14,716             114,241           --               (2)
                                U.S. Dollar    Hong Kong Dollar
---------------------------------------------------------------------------------------------

May 7, 2010                         196,726          18,508,013          339               --
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------

May 10, 2010                        125,847               1,335           --               (5)
                               Japanese Yen         U.S. Dollar
---------------------------------------------------------------------------------------------

May 10, 2010                         45,302           4,272,024          183               --
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------
Total                                                                 $2,292          $(1,701)
---------------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS



ADR --  American Depositary Receipt
GDR --  Global Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $0 or 0.00% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $362,060, representing 0.26% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     Peace Mark Holdings Ltd.                    06-04-08             $102,024
     Value Creation, Inc.                 08-10-06 thru 04-30-07       591,585
     Eacom Timber Corp.
       Subscription Receipts                     03-17-10               39,600
     Grubb & Ellis Co.
       Convertible
       12.00% 2014                               10-23-09              220,000
     Rentech, Inc.
       Warrants                                  04-20-07                   --
     Titanium Asset Management Corp.
       Warrants                                  06-13-07                   --


(f) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(h)  Negligible market value.

(i)  This position is in bankruptcy.

(j) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(k) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $2,522,929
Freddie Mac Gold Pool                               850,216
Freddie Mac Non Gold Pool                           135,816
-----------------------------------------------------------
Total market value of collateral securities      $3,508,961
-----------------------------------------------------------


GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY                 $763,158
Banco Bilbao Vizcaya Argentaria/NY                   27,622
Bank of Nova Scotia                                   1,687
BNP Paribas NY                                      582,063
Calyon NY                                            38,985
Credit Agricole Corporate and Investment
  Bank/New York                                     382,684
Dexia Credit Local NY                               424,893
DnB NOR Bank                                          3,439
Natixis/New York NY                               1,368,599
Nordea Bank Finland PLC                             114,336
Rabobank Nederland NV/NY                            189,474
Royal Bank of Scotland PLC/Greenwich CT              36,353
Sanpaolo IMI SpA/New York                            11,575
Societe Generale NY                                 168,421
Standard Chartered Banking                          230,150
Sumitomo Mitsui Banking Corp/New York               499,999
Svenska Handelsbanken/New York NY                    16,395
Toronto Dominion Bank/NY                            373,684
UBS AG Stamford                                      16,483
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------


(l) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $141,164,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $13,188,000
     Unrealized depreciation                          (4,958,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $8,230,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                 FAIR VALUE AT APRIL 30, 2010
                               ----------------------------------------------------------------
                                    LEVEL 1           LEVEL 2
                                 QUOTED PRICES         OTHER          LEVEL 3
                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                 IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense              $140,760        $2,143,759           $--        $2,284,519
    Air Freight & Logistics                --           726,064            --           726,064
    Auto Components                        --         1,822,769            --         1,822,769
    Automobiles                            --           499,043            --           499,043
    Beverages                         967,257           126,288            --         1,093,545
    Biotechnology                   1,164,292            70,782            --         1,235,074
    Building Products                      --         1,249,738            --         1,249,738
    Capital Markets                        --         3,437,326        42,828         3,480,154
    Chemicals                         815,196         5,764,163            --         6,579,359
    Commercial Banks                       --         4,001,615            --         4,001,615
    Commercial Services &
     Supplies                         581,100         3,440,098            --         4,021,198
    Communications
     Equipment                             --           439,789            --           439,789
    Computers & Peripherals                --         2,092,188            --         2,092,188
    Construction &
     Engineering                           --         5,837,993            --         5,837,993
    Construction Materials                 --            86,981            --            86,981
    Consumer Finance                       --           963,103            --           963,103
    Containers & Packaging            719,963           213,480            --           933,443
    Diversified Consumer
     Services                         684,745         1,657,730            --         2,342,475
    Diversified Financial
     Services                              --         2,938,226            --         2,938,226
    Diversified
     Telecommunication
     Services                              --           613,338            --           613,338
    Electric Utilities                     --         1,461,703            --         1,461,703
    Electrical Equipment                   --         2,167,228            --         2,167,228
    Electronic Equipment,
     Instruments &
     Components                            --         3,307,193            --         3,307,193
    Energy Equipment &
     Services                       3,878,440         1,968,349            --         5,846,789
    Food & Staples
     Retailing                        112,267         2,795,864            --         2,908,131
    Food Products                          --         3,308,799            --         3,308,799
    Gas Utilities                          --         1,030,055            --         1,030,055
    Health Care Equipment &
     Supplies                         129,922         3,675,752            --         3,805,674


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                 FAIR VALUE AT APRIL 30, 2010
                               ----------------------------------------------------------------
                                    LEVEL 1           LEVEL 2
                                 QUOTED PRICES         OTHER          LEVEL 3
                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                 IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------
    Health Care Providers &
     Services                  $           --      $  2,481,297    $       --      $  2,481,297
    Hotels, Restaurants &
     Leisure                               --         2,711,282            --         2,711,282
    Household Durables                     --         3,948,597            --         3,948,597
    Industrial
     Conglomerates                         --           735,788            --           735,788
    Insurance                              --         1,879,263            --         1,879,263
    Internet & Catalog
     Retail                                --           916,801            --           916,801
    Internet Software &
     Services                              --         1,362,140            --         1,362,140
    IT Services                            --           717,413            --           717,413
    Leisure Equipment &
     Products                              --           469,661            --           469,661
    Life Sciences Tools &
     Services                              --           801,346            --           801,346
    Machinery                         241,686         6,853,731            --         7,095,417
    Marine                                 --           873,602            --           873,602
    Media                             381,958         3,857,070            --         4,239,028
    Metals & Mining                 2,574,351         2,065,334            --         4,639,685
    Multiline Retail                       --         2,379,038            --         2,379,038
    Multi-Utilities                        --           433,675            --           433,675
    Office Electronics                     --           596,143            --           596,143
    Oil, Gas & Consumable
     Fuels                          1,197,568           487,069            --         1,684,637
    Paper & Forest Products                --         1,567,539            --         1,567,539
    Personal Products                  14,567         1,086,946            --         1,101,513
    Pharmaceuticals                        --         1,293,880            --         1,293,880
    Professional Services                  --         3,269,626            --         3,269,626
    Real Estate Investment
     Trusts (REITs)                        --         5,171,366            --         5,171,366
    Real Estate Management
     & Development                         --         1,642,281            --         1,642,281
    Road & Rail                            --         1,701,055            --         1,701,055
    Semiconductors &
     Semiconductor
     Equipment                             --           939,844            --           939,844
    Software                               --         1,451,876            --         1,451,876
    Specialty Retail                       --         2,169,129            --         2,169,129
    Textiles, Apparel &
     Luxury Goods                          --         2,374,995            --         2,374,995
    Thrifts & Mortgage
     Finance                          112,238           766,249            --           878,487
    Trading Companies &
     Distributors                     217,854           945,138            --         1,162,992
    Transportation
     Infrastructure                   791,528         3,764,332            --         4,555,860
    Water Utilities                        --            53,749            --            53,749
    Wireless
     Telecommunication
     Services                          88,366           354,372            --           442,738


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                 FAIR VALUE AT APRIL 30, 2010
                               ----------------------------------------------------------------
                                    LEVEL 1           LEVEL 2
                                 QUOTED PRICES         OTHER          LEVEL 3
                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                 IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------
    Other Industries           $       95,698      $         --    $       --      $     95,698
  Preferred Stocks & Other                 --           263,783            --           263,783
-----------------------------------------------------------------------------------------------
Total Equity Securities            14,909,756       120,224,826        42,828       135,177,410
-----------------------------------------------------------------------------------------------
Other
  Closed-End Funds                     68,790                --            --            68,790
  Affiliated Money Market
    Fund(c)                         5,707,402                --            --         5,707,402
  Investments of Cash
    Collateral Received for
    Securities on Loan                     --         8,440,158            --         8,440,158
-----------------------------------------------------------------------------------------------
Total Other                         5,776,192         8,440,158            --        14,216,350
-----------------------------------------------------------------------------------------------
Investments in Securities          20,685,948       128,664,984        42,828       149,393,760
Other Financial
  Instruments(d)                           --               591            --               591
-----------------------------------------------------------------------------------------------
Total                             $20,685,948      $128,665,575       $42,828      $149,394,351
-----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                   COMMON STOCKS
----------------------------------------------------------------
Balance as of Oct. 31, 2009                                $--
  Accrued discounts/premiums                                --
  Realized gain (loss)                                      --
  Change in unrealized appreciation
    (depreciation)*                                   (548,757)
  Net purchases (sales)                                591,585
  Transfers in and/or out of Level 3                        --
----------------------------------------------------------------
Balance as of April 30, 2010                           $42,828
----------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $(548,757).



--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $127,016,341)             $135,246,200
  Affiliated money market fund (identified cost $5,707,402)           5,707,402
  Investments of cash collateral received for securities on loan
    (identified cost $8,440,158)                                      8,440,158
-------------------------------------------------------------------------------
Total investments in securities (identified cost $141,163,901)      149,393,760
Foreign currency holdings (identified cost $714,290)                    719,885
Capital shares receivable                                                45,308
Dividends and accrued interest receivable                               605,741
Receivable for investment securities sold                               687,143
Unrealized appreciation on forward foreign currency contracts             2,292
Other receivable                                                        256,412
-------------------------------------------------------------------------------
Total assets                                                        151,710,541
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                         499,922
Capital shares payable                                                  220,549
Payable for investment securities purchased                             775,098
Payable upon return of securities loaned                              8,440,158
Unrealized depreciation on forward foreign currency contracts             1,701
Accrued investment management services fees                               4,370
Accrued distribution fees                                                 1,330
Accrued transfer agency fees                                              1,188
Accrued administrative services fees                                        312
Accrued plan administration services fees                                    14
Other accrued expenses                                                  127,395
-------------------------------------------------------------------------------
Total liabilities                                                    10,072,037
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $141,638,504
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    254,131
Additional paid-in capital                                          233,521,429
Excess of distributions over net investment income                   (1,160,354)
Accumulated net realized gain (loss)                                (99,208,463)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          8,231,761
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $141,638,504
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  7,991,327
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  31

STATEMENT OF ASSETS AND LIABILITIES (continued) ------------------------------- APRIL 30, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $74,032,138           13,214,545                       $5.60(1)
Class B          $ 5,686,293            1,061,893                       $5.35
Class C          $23,283,551            4,353,081                       $5.35
Class I          $35,705,633            6,263,911                       $5.70
Class R2         $ 1,576,326              281,520                       $5.60
Class R4         $   486,521               85,748                       $5.67
Class R5         $   868,042              152,402                       $5.70
-----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $1,047,965
Interest                                                                  379
Income distributions from affiliated money market fund                  3,294
Income from securities lending -- net                                  35,035
  Less foreign taxes withheld                                        (111,702)
-----------------------------------------------------------------------------
Total income                                                          974,971
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   407,469
Distribution fees
  Class A                                                              43,427
  Class B                                                              22,285
  Class C                                                              24,899
  Class R2                                                                795
Transfer agency fees
  Class A                                                              72,001
  Class B                                                               9,839
  Class C                                                              10,514
  Class R2                                                                 80
  Class R4                                                                112
  Class R5                                                                 42
Administrative services fees                                           31,364
Plan administration services fees
  Class R2                                                                398
  Class R4                                                                559
Compensation of board members                                           1,570
Custodian fees                                                        129,176
Printing and postage                                                   27,840
Registration fees                                                      12,750
Professional fees                                                      11,881
Other                                                                  73,693
-----------------------------------------------------------------------------
Total expenses                                                        880,694
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (265,085)
-----------------------------------------------------------------------------
Total net expenses                                                    615,609
-----------------------------------------------------------------------------
Investment income (loss) -- net                                       359,362

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  33

STATEMENT OF OPERATIONS (continued) --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $7,328,461
  Foreign currency transactions                                      (216,504)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                             7,111,957
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                          140,027
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               7,251,984
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $7,611,346
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    359,362   $    381,329
Net realized gain (loss) on investments                                   7,111,957    (19,453,985)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                        140,027     33,408,563
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           7,611,346     14,335,907
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 (19,531)            --
    Class I                                                                (134,655)            --
--------------------------------------------------------------------------------------------------
Total distributions                                                        (154,186)            --

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  1,807,803   $  2,350,055
  Class B shares                                                            142,601        300,334
  Class C shares                                                            158,797         91,887
  Class I shares                                                          2,013,778     17,528,630
  Class R2 shares                                                           135,156            N/A
  Class R4 shares                                                            98,790        233,945
  Class R5 shares                                                             2,500            N/A
Fund merger (Note 10)
  Class A shares                                                         48,378,344            N/A
  Class B shares                                                          1,774,191            N/A
  Class C shares                                                         23,038,679            N/A
  Class R2 shares                                                         1,588,557            N/A
  Class R5 shares                                                           850,128            N/A
Reinvestment of distributions at net asset value
  Class A shares                                                             19,024             --
  Class I shares                                                            134,627             --
Conversions from Class B to Class A
  Class A shares                                                             51,776        644,457
  Class B shares                                                            (51,776)      (644,457)
Payments for redemptions
  Class A shares                                                         (4,705,274)   (11,161,977)
  Class B shares                                                           (726,185)    (1,623,318)
  Class C shares                                                           (843,927)      (163,257)
  Class I shares                                                         (1,098,735)    (7,063,636)
  Class R2 shares                                                          (171,987)           N/A
  Class R4 shares                                                           (56,073)    (1,523,020)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        72,540,794     (1,030,357)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  79,997,954     13,305,550
Net assets at beginning of period                                        61,640,550     48,335,000
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $141,638,504   $ 61,640,550
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $ (1,160,354)  $   (211,858)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.08            $3.82       $10.29       $9.35       $8.81       $7.90
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .03          .04         .02         .02         .03
Net gains (losses) (both realized and
 unrealized)                                               .49             1.23        (5.43)       2.92        1.58        1.32
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .52             1.26        (5.39)       2.94        1.60        1.35
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)           --         (.16)       (.13)       (.09)         --
Distributions from realized gains                           --               --         (.92)      (1.87)       (.97)       (.44)
Tax return of capital                                       --               --         (.00)(a)      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.00)              --        (1.08)      (2.00)      (1.06)       (.44)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.60            $5.08        $3.82      $10.29       $9.35       $8.81
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.32%           32.98%      (57.59%)     37.16%      19.71%      17.70%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.44%(c)         2.46%        1.97%       1.90%       1.83%       1.99%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.67%(c)         1.66%        1.72%       1.82%       1.81%       1.94%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.00%(c)          .66%         .60%        .22%        .25%        .40%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $74              $25          $27         $91         $67         $66
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%             174%          87%         96%        157%         80%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.87            $3.69        $9.96       $9.11       $8.60       $7.78
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .00(a)      (.01)       (.05)         --        (.03)
Net gains (losses) (both realized and
 unrealized)                                               .49             1.18        (5.26)       2.83        1.51        1.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .48             1.18        (5.27)       2.78        1.51        1.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.08)       (.06)       (.03)         --
Distributions from realized gains                           --               --         (.92)      (1.87)       (.97)       (.44)
Tax return of capital                                       --               --         (.00)(a)      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --               --        (1.00)      (1.93)      (1.00)       (.44)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.35            $4.87        $3.69       $9.96       $9.11       $8.60
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.86%           31.98%      (57.91%)     35.94%      18.92%      16.77%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.20%(c)         3.24%        2.73%       2.65%       2.60%       2.75%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.44%(c)         2.43%        2.48%       2.58%       2.58%       2.71%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.25%)(c)        (.08%)       (.19%)      (.54%)      (.50%)      (.33%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $4           $5         $19         $17         $17
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%             174%          87%         96%        157%         80%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                           YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.87            $3.69        $9.97       $9.12       $8.62       $7.80
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .00(a)      (.01)       (.05)         --        (.03)
Net gains (losses) (both realized and
 unrealized)                                               .43             1.18        (5.25)       2.84        1.51        1.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .48             1.18        (5.26)       2.79        1.51        1.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.10)       (.07)       (.04)         --
Distributions from realized gains                           --               --         (.92)      (1.87)       (.97)       (.44)
Tax return of capital                                       --               --         (.00)(a)      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --               --        (1.02)      (1.94)      (1.01)       (.44)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.35            $4.87        $3.69       $9.97       $9.12       $8.62
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.86%           31.98%      (57.87%)     36.02%      18.90%      16.73%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.25%(c)         3.24%        2.73%       2.66%       2.61%       2.77%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.46%(c)         2.42%        2.48%       2.58%       2.59%       2.71%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.70%(c)         (.10%)       (.18%)      (.54%)      (.56%)      (.34%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $23              $--          $--          $1          $1          $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%             174%          87%         96%        157%         80%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.18            $3.87       $10.41       $9.46       $8.89       $7.94
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .05          .08         .06         .06         .07
Net gains (losses) (both realized and
 unrealized)                                               .52             1.26        (5.51)       2.94        1.61        1.32
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .54             1.31        (5.43)       3.00        1.67        1.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)              --         (.19)       (.18)       (.13)         --
Distributions from realized gains                           --               --         (.92)      (1.87)       (.97)       (.44)
Tax return of capital                                       --               --         (.00)(a)      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)              --        (1.11)      (2.05)      (1.10)       (.44)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.70            $5.18        $3.87      $10.41       $9.46       $8.89
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.50%           33.85%      (57.42%)     37.59%      20.41%      18.14%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.77%(c)         1.67%        1.45%       1.46%       1.34%       1.51%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.21%(c)         1.21%        1.30%       1.46%       1.34%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .85%(c)         1.11%        1.17%        .66%        .70%        .89%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $36              $31          $14         $26         $15         $10
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%             174%          87%         96%        157%         80%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2                                              PERIOD ENDED
PER SHARE DATA                                     APRIL 30, 2010(e)
                                                      (UNAUDITED)
Net asset value, beginning of  period                    $5.44
--------------------------------------------------------------------
INCOME FROM INVESTMENT  OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized  and
 unrealized)                                               .14
--------------------------------------------------------------------
Total from investment operations                           .16
--------------------------------------------------------------------
Net asset value, end of period                           $5.60
--------------------------------------------------------------------
TOTAL RETURN                                             2.94%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.63%(c)
--------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.06%(c)
--------------------------------------------------------------------
Net investment income (loss)                             2.33%(c)
--------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period  (in millions)                    $2
--------------------------------------------------------------------
Portfolio turnover rate                                    32%
--------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.14            $3.86       $10.36       $9.41       $8.85       $7.93
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .05          .08         .04         .04         .04
Net gains (losses) (both realized and
 unrealized)                                               .51             1.23        (5.47)       2.93        1.60        1.32
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .53             1.28        (5.39)       2.97        1.64        1.36
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.19)       (.15)       (.11)         --
Distributions from realized gains                           --               --         (.92)      (1.87)       (.97)       (.44)
Tax return of capital                                       --               --         (.00)(a)      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --               --        (1.11)      (2.02)      (1.08)       (.44)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.67            $5.14        $3.86      $10.36       $9.41       $8.85
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.31%           33.16%      (57.32%)     37.28%      20.03%      17.77%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.07%(c)         2.01%        2.07%       1.73%       1.62%       1.81%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.51%(c)         1.51%        1.42%       1.66%       1.62%       1.77%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .57%(c)         1.18%        1.46%        .39%        .50%        .58%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--           $1         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%             174%          87%         96%        157%         80%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5                                              PERIOD ENDED
PER SHARE DATA                                     APRIL 30, 2010(e)
                                                      (UNAUDITED)
Net asset value, beginning of  period                    $5.53
--------------------------------------------------------------------
INCOME FROM INVESTMENT  OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized  and
 unrealized)                                               .15
--------------------------------------------------------------------
Total from investment operations                           .17
--------------------------------------------------------------------
Net asset value, end of period                           $5.70
--------------------------------------------------------------------
TOTAL RETURN                                             3.07%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.05%(c)
--------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.31%(c)
--------------------------------------------------------------------
Net investment income (loss)                             3.11%(c)
--------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period  (in millions)                    $1
--------------------------------------------------------------------
Portfolio turnover rate                                    32%
--------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) For the period from March 15, 2010 (when shares became publicly available) to April 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2010)

1. ORGANIZATION

RiverSource Partners International Small Cap Fund (the Fund) is a series of RiverSource International Managers Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of non-U.S. companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2 and Class R5 shares became available effective March 15, 2010.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares. At April 30, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 25% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

* Effective May 1, 2010, RiverSource Investments LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $362,060 representing 0.26% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15%

--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts     $2,292    currency contracts     $1,701
-------------------------------------------------------------------------------------------
Total                                       $2,292                           $1,701
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                         $(17,594)
------------------------------------------------------------------------------
Total                                              $(17,594)
------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                          RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $(3,615)
------------------------------------------------------------------------------
Total                                               $(3,615)
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $1.1 million at April 30, 2010. The monthly average gross notional amount for these contracts was $8.6 million for the six months ended April 30, 2010. The fair value of these contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.12% to 0.995% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $31,632 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010, was 1.04% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a subadvisory agreement with Columbia Wanger Asset Management, LLC (Columbia WAM). Effective Aug. 10, 2009, Columbia WAM replaced AIG Global Investment Corp. as subadviser to the Fund. Effective June 2010, Batterymarch Financial Management Inc. was terminated as a subadviser for the Fund.

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Fund's Investment Manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM from Bank of America (the Transaction).

The Transaction did not result in any change in the Columbia WAM personnel who manage the Fund or in the manner in which the Fund is managed. In addition, RiverSource Investments remains the Investment Manager of the Fund and, as such, continues to be the entity that oversees the overall management of

--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the Fund. Nonetheless, the Transaction resulted in a change of control of Columbia WAM under the federal securities laws and the automatic termination of the subadvisory agreement with Columbia WAM. In connection with the Transaction, the Board recommended that shareholders approve a new subadvisory agreement.

At a Joint Special Meeting of Shareholders held on May 21, 2010, shareholders who owned shares of the Fund on April 9, 2010 approved a new subadvisory agreement with Columbia WAM, the Fund's current subadviser.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A,

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman Global Smaller Companies Fund, which was acquired by the Fund on March 26, 2010 (see Note 10), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $117,565. The liability remaining at April 30, 2010 for Non-Recurring Charges amounted to $62,173 and is included within other accrued expenses in the Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $226,000 and $8,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
52  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $15,094 for Class A and $1,930 for Class B for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.67%
Class B..............................................  2.44
Class C..............................................  2.46
Class I..............................................  1.21
Class R2.............................................  2.06
Class R4.............................................  1.51
Class R5.............................................  1.31


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $37,260
Class B............................................    4,780
Class C............................................    5,340


The management fees waived/reimbursed at the Fund level were $217,705.

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.75%
Class B..............................................  2.53
Class C..............................................  2.51
Class I..............................................  1.30
Class R2.............................................  2.10
Class R4.............................................  1.60
Class R5.............................................  1.35


Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010,

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.52%
Class B..............................................  2.30
Class C..............................................  2.28
Class I..............................................  1.07
Class R2.............................................  1.87
Class R4.............................................  1.37
Class R5.............................................  1.12


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases (other than short-term obligations) aggregated $127,590,148 for the six months ended April 30, 2010, including $39,710,148* from Seligman Global Smaller Companies Fund that was acquired in the fund merger as described in Note 10 and $58,216,149* of purchases done to realign the Fund's portfolio following the merger. Proceeds from sales of securities (other than short-term obligations) aggregated $62,945,871, for the six months ended April 30, 2010, including $38,136,959* of sales done to realign the Fund's portfolio following the merger. Realized gains and losses are determined on an identified cost basis.

* Amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.


--------------------------------------------------------------------------------
54  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                         330,853          570,189
Converted from Class B*                    8,787,820          136,794
Fund merger                                    9,323              N/A
Reinvested distributions                       3,651               --
Redeemed                                    (868,195)      (2,862,309)
----------------------------------------------------------------------
Net increase (decrease)                    8,263,452       (2,155,326)
----------------------------------------------------------------------

CLASS B
Sold                                          27,756           75,116
Fund merger                                  336,920              N/A
Reinvested distributions                          --               --
Converted to Class A*                         (9,744)        (142,231)
Redeemed                                    (139,823)        (430,262)
----------------------------------------------------------------------
Net increase (decrease)                      215,109         (497,377)
----------------------------------------------------------------------

CLASS C
Sold                                          29,746           23,008
Fund merger                                4,380,120              N/A
Redeemed                                    (156,844)         (44,977)
----------------------------------------------------------------------
Net increase (decrease)                    4,253,022          (21,969)
----------------------------------------------------------------------

CLASS I
Sold                                         359,259        3,835,408
Reinvested distributions                      25,401               --
Redeemed                                    (199,759)      (1,442,668)
----------------------------------------------------------------------
Net increase (decrease)                      184,901        2,392,740
----------------------------------------------------------------------

CLASS R2**
Sold                                          23,711              N/A
Fund merger                                  288,672              N/A
Redeemed                                     (30,863)             N/A
----------------------------------------------------------------------
Net increase (decrease)                      281,520              N/A
----------------------------------------------------------------------

CLASS R4
Sold                                          17,871           60,404
Redeemed                                     (10,299)        (366,227)
----------------------------------------------------------------------
Net increase (decrease)                        7,572         (305,823)

----------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS R5**
Sold                                             453              N/A
Fund merger                                  151,949              N/A
----------------------------------------------------------------------
Net increase (decrease)                      152,402              N/A
----------------------------------------------------------------------


 * Automatic conversion of Class B shares to Class A shares based on the original purchase date.
** For the period from March 15, 2010 (when shares became publicly available) to April 30, 2010.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $7,991,327 were on loan, secured by cash collateral of $8,440,158 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of

--------------------------------------------------------------------------------
56  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



$35,035 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $106,334,447 and $102,434,554, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

10. FUND MERGER

At the close of business on March 26, 2010, RiverSource Partners International Small Cap Fund acquired the assets and assumed the identified liabilities of Seligman Global Smaller Companies Fund. The reorganization was completed after shareholders approved the plan on March 10, 2010.

The aggregate net assets of RiverSource Partners International Small Cap Fund immediately before the acquisition were $64,457,843 and the combined net assets immediately after the acquisition were $140,087,742.

The merger was accomplished by a tax-free exchange of 6,713,149 shares of Seligman Global Smaller Companies Fund valued at $75,629,899.

In exchange for the Seligman Global Smaller Companies Fund shares and net assets, RiverSource Partners International Small Cap Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  8,787,820
Class B...........................................    336,920
Class C...........................................  4,380,120
Class R2..........................................    288,672
Class R5..........................................    151,949


For financial reporting purposes, net assets received and shares issued by RiverSource Partners International Small Cap Fund were recorded at fair value; however, Seligman Global Smaller Companies Fund's cost of investments was carried forward to align ongoing reporting of RiverSource Partners International Small Cap Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Global Smaller Companies Fund's net assets at the merger date were as follows:

Total net assets................................  $ 75,629,899
Capital stock...................................  $143,942,841
Excess of distributions over net investment
  income........................................  $ (1,153,672)
Accumulated net realized loss...................  $(70,055,471)
Unrealized appreciation.........................  $  2,896,201


The financial statements reflect the operations of RiverSource Partners International Small Cap Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of

--------------------------------------------------------------------------------
58  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


revenue and earnings of Seligman Global Smaller Companies Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Nov. 1, 2009, RiverSource Partners International Small Cap Fund's pro-forma net investment loss, net gain on investments, and net increase in net assets from operations for the six months ended April 30, 2010 would have been ($1.1) million, $15.3 million and $17.2 million, respectively.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, investments in partnerships and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $36,130,012 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

    2016           2017
$16,740,416    $19,389,596


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing substantial business in emerging markets.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to

--------------------------------------------------------------------------------
60  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
62  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Columbia Wanger Asset Management, LLC (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund. At the April 6-8, 2010 in-person meeting (the "April Meeting") of the Fund's Board of Directors (the "Board"), the Board approved the termination of Batterymarch Financial Management Inc. ("Batterymarch") as a subadviser to the Fund effective in June 2010.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April Meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement and termination of the subadvisory agreement with Batterymarch. (Because the Board approved the Subadvisory Agreement for an initial two-year term in June 2009, no action was taken on the Subadvisory Agreement at the April meeting.)


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  63

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and the entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully

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64  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


reviewed the investment performance of the Fund, including the performance of the Subadviser. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the multiple portfolio management teams. Further, for this purpose, the Board reviewed the performance of the Subadviser and Batterymarch, as well as Columbia Management's processes for monitoring them. In this connection, the Board discussed management's rationale for supporting the continued retention of the Subadivser. Additionally, pursuant to the investment manager's recommendation, the Board approved the termination of Batterymarch effective in June 2010.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to the Fund and the other Funds. The Board considered the investment manager's proposal to adjust the expense caps/waivers in connection with the proposed termination of Batterymarch as a subadviser to the Fund. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  65

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds. In addition, the Independent Directors noted that as a result of the termination of Batterymarch, the Subadviser will retain sole portfolio management responsibility for the Fund and acknowledged that the Subadviser would be affiliated with the investment manager upon the close of the Columbia Transaction and, as a result, the Independent Directors considered the investment manager's economic benefit associated with the termination of Batterymarch.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
66  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT  67

RESULTS OF MEETING OF SHAREHOLDERS ---------------------------------------------

RiverSource Partners International Small Cap Fund

SPECIAL MEETING OF SHAREHOLDERS HELD ON MAY 21, 2010
(UNAUDITED)

A brief description of the proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal is set forth below. A vote is based on total dollar interest in the Fund.

To approve the proposed new investment sub-advisory agreement with Columbia Wanger Asset Management, L.P.

 DOLLARS VOTED      DOLLARS VOTED                        BROKER
     "FOR"            "AGAINST"        ABSTENTIONS     NON-VOTES
----------------------------------------------------------------
$66,014,248.468    $4,735,621.644    $3,926,366.032       0.00
----------------------------------------------------------------




--------------------------------------------------------------------------------
68  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2010 SEMIANNUAL REPORT

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RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


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
                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6269 J (6/10)
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Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

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(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource International Managers Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date July 1, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 1, 2010